                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474

               OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
          TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
          ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
MUNICIPAL BONDS AND NOTES--101.7%
CALIFORNIA--96.7%
$    100,000     Adelanto, CA Elementary School
                 District Community Facilities
                 District No. 1(1)                      4.700%    09/01/2012     09/01/2012      $      97,484
     660,000     Adelanto, CA Improvement
                 Agency, Series B(1)                    5.500     12/01/2023     10/09/2018(A)         612,071
     205,000     Adelanto, CA Public Financing
                 Authority, Series B(1)                 6.300     09/01/2028     03/01/2012(B)         204,963
     150,000     Alameda, CA Corridor
                 Transportation Authority(1)            5.125     10/01/2016     11/30/2011(B)         150,401
     350,000     Alameda, CA Transportation
                 Authority(1)                           5.250     10/01/2021     11/30/2011(B)         350,144
      25,000     Alvord, CA Unified School
                 District Community Facilities
                 District(1)                            6.200     09/01/2025     04/03/2024(A)          24,610
      10,000     Antelope Valley, CA Healthcare
                 District(1)                            5.200     01/01/2017     11/30/2011(B)          10,016
   1,000,000     Antelope Valley, CA Healthcare
                 District(1)                            5.200     01/01/2020     11/30/2011(B)       1,000,920
   1,500,000     Antelope Valley, CA Healthcare
                 District(1)                            5.250     09/01/2017     09/01/2017          1,474,065
     550,000     Antioch, CA Public Financing
                 Authority(1)                           5.625     01/01/2022     11/30/2011(B)         550,534
   3,005,000     Antioch, CA Public Financing
                 Authority(1)                           5.625     01/01/2027     11/30/2011(B)       3,006,022
      30,000     Apple Valley, CA Improvement
                 Bond Act 1915(1)                       6.900     09/02/2015     03/02/2012(B)          31,165
      15,000     Aromas, CA Water District(1)           5.600     09/01/2018     03/01/2012(B)          15,001
      15,000     Atwater, CA Redevel. Agency
                 (Downtown Redevel.)(1)                 5.500     06/01/2019     06/01/2019             14,495
      25,000     Auburn, CA Union School
                 District COP(1)                        5.750     09/01/2017     11/30/2011(B)          25,062
      25,000     Azusa, CA COP(1)                       5.750     08/01/2020     02/01/2012(B)          25,278
      35,000     Bakersfield, CA Improvement
                 Bond Act 1915(1)                       5.600     09/02/2020     03/02/2016(A)          34,585
      45,000     Bakersfield, CA Improvement
                 Bond Act 1915(1)                       6.100     09/02/2024     10/16/2022(A)          44,406
      15,000     Bakersfield, CA Improvement
                 Bond Act 1915(1)                       7.100     09/02/2015     03/02/2012(B)          15,113
      70,000     Baldwin Park, CA Redevel.
                 Agency(1)                              5.750     09/01/2030     09/01/2012(B)          70,296
      25,000     Beaumont, CA Financing
                 Authority, Series A(1)                 5.700     09/01/2035     10/11/2033(A)          23,889
     165,000     Beaumont, CA Financing
                 Authority, Series A(1)                 7.000     09/01/2023     11/30/2011(B)         165,193
      55,000     Beaumont, CA Financing
                 Authority, Series B(1)                 6.000     09/01/2034     04/02/2030(A)          54,792
      30,000     Belmont, CA Redevel. Agency
                 (Los Costanos Community
                 Devel.)(1)                             5.500     08/01/2016     11/30/2011(B)          30,045

             1 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY       MATURITY*         VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     50,000     Belmont, CA Redevel. Agency
                 (Los Costanos Community
                 Devel.)(1)                             5.600%    08/01/2018     11/30/2011(B)   $      50,055
      50,000     Blythe, CA Redevel. Agency
                 (Redevel. Project No. 1 Tax
                 Allocation)(1)                         5.750     05/01/2034     06/30/2032(A)          43,223
     795,000     Bonita Canyon, CA Public
                 Facilities Financing
                 Authority(1)                           5.375     09/01/2028     11/22/2022(A)         774,751
      60,000     Brentwood, CA Improvement Bond
                 Act 1915(1)                            6.800     09/02/2017     11/30/2011(B)          60,094
      30,000     Brisbane, CA Improvement Bond
                 Act 1915 (Northeast Ridge)(1)          5.875     09/02/2020     03/31/2019(A)          30,192
     205,000     Brisbane, CA Public Financing
                 Authority(1)                           6.000     05/01/2026     07/26/2023(A)         204,803
      35,000     Buena Park, CA Special Tax
                 (Park Mall)(1)                         6.125     09/01/2033     10/16/2031(A)          31,667
     250,000     Burbank, CA Community
                 Facilities District Special
                 Tax(1)                                 5.200     12/01/2023     06/25/2022(A)         241,930
     500,000     CA ABAG Finance Authority for
                 NonProfit Corporation
                 (California School of
                 Mechanical Arts)(1)                    5.250     10/01/2026     04/01/2013(B)         503,945
   2,000,000     CA ABAG Finance Authority for
                 NonProfit Corporations (Odd
                 Fellows Home of California)(1)         5.200     11/15/2022     11/15/2012(B)       2,017,220
      50,000     CA ABAG Finance Authority for
                 NonProfit Corporations (Odd
                 Fellows Home of California)(1)         6.000     08/15/2024     11/30/2011(B)          51,105
       5,000     CA ABAG Finance Authority for
                 NonProfit Corporations COP(1)          5.600     11/01/2023     11/30/2011(B)           5,004
      20,000     CA ABAG Finance Authority for
                 NonProfit Corporations COP(1)          5.800     03/01/2023     11/30/2011(B)          20,027
     155,000     CA ABAG Finance Authority for
                 NonProfit Corporations COP
                 (O'Connor Woods)(1)                    6.200     11/01/2029     08/05/2023(A)         150,268
      15,000     CA ABAG Finance Authority for
                 NonProfitCorporations
                 (OW/OWHC/SJRHC Obligated
                 Group)(1)                              5.700     11/01/2013     11/21/2011(B)          15,023
      65,000     CA ABAG Tax Allocation, Series
                 A(1)                                   6.000     12/15/2014     12/15/2011(B)          65,419
     100,000     CA Affordable Hsg. Agency
                 (Merced County Hsg.
                 Authority)(1)                          6.500     01/01/2033     01/02/2029(A)          84,000
   2,180,000     CA Community College Financing
                 Authority (GCCCD/PCCD/STTJCCD
                 Obligated Group)(1)                    5.625     04/01/2026     04/01/2012(B)       2,187,739
   8,445,000     CA County Tobacco
                 Securitization Agency                  5.830(2)  06/01/2033     06/01/2033            773,140
     410,000     CA County Tobacco
                 Securitization Agency (TASC)(1)        5.000     06/01/2026     01/10/2017(A)         369,025
     150,000     CA County Tobacco
                 Securitization Agency (TASC)(1)        5.100     06/01/2028     05/14/2022(A)         121,526

             2 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$  2,000,000     CA County Tobacco
                 Securitization Agency (TASC)(1)        5.125%    06/01/2038     07/04/2026(A)   $   1,330,600
   6,620,000     CA County Tobacco
                 Securitization Agency (TASC)(1)        5.250     06/01/2021     04/05/2017(A)       6,098,344
   2,240,000     CA County Tobacco
                 Securitization Agency (TASC)(1)        5.450     06/01/2028     10/28/2024(A)       1,871,475
     295,000     CA County Tobacco
                 Securitization Agency (TASC)(1)        5.500     06/01/2033     09/22/2015(A)         248,709
   8,080,000     CA County Tobacco
                 Securitization Agency (TASC)(1)        5.750     06/01/2029     05/02/2017(A)       7,570,394
     150,000     CA County Tobacco
                 Securitization Agency (TASC)(1)        5.875     06/01/2027     12/13/2018(A)         144,585
     340,000     CA County Tobacco
                 Securitization Agency (TASC)(1)        5.875     06/01/2035     05/19/2023(A)         261,807
     305,000     CA County Tobacco
                 Securitization Agency (TASC)(1)        5.875     06/01/2043     08/06/2024(A)         227,475
   1,515,000     CA County Tobacco
                 Securitization Agency (TASC)           6.000     06/01/2029     04/14/2015(A)       1,473,428
   4,965,000     CA County Tobacco
                 Securitization Agency (TASC)           6.000     06/01/2035     05/19/2024(A)       3,914,158
     435,000     CA County Tobacco
                 Securitization Agency (TASC)(1)        6.000     06/01/2042     08/04/2028(A)         331,348
  10,700,000     CA County Tobacco
                 Securitization Agency (TASC)           6.068(2)  06/01/2046     06/05/2033(A)         512,958
      50,000     CA County Tobacco
                 Securitization Agency (TASC)(1)        6.250     06/01/2037     02/07/2022(A)          40,209
   3,010,000     CA Dept. of Transportation COP         5.250     03/01/2016     11/30/2011(B)       3,021,528
      85,000     CA Dept. of Veterans Affairs
                 Home Purchase(1)                       5.200     12/01/2027     11/30/2011(B)          85,072
     160,000     CA Dept. of Veterans Affairs
                 Home Purchase(1)                       5.200     12/01/2028     11/30/2011(B)         160,608
     705,000     CA Dept. of Water Resources
                 (Center Valley)(1)                     5.250     07/01/2022     11/30/2011(B)         707,355
      10,000     CA Dept. of Water Resources
                 (Center Valley)                        5.400     07/01/2012     11/30/2011(B)          10,043
   1,130,000     CA Educational Facilities
                 Authority(1)                           5.125     04/01/2017     11/30/2011(B)       1,130,362
     250,000     CA Educational Facilities
                 Authority (California College
                 of Arts & Crafts)(1)                   5.750     06/01/2025     11/30/2011(B)         249,985
      25,000     CA Educational Facilities
                 Authority (California College
                 of Arts & Crafts)(1)                   5.875     06/01/2030     07/12/2028(A)          24,569
     105,000     CA Educational Facilities
                 Authority (Golden Gate
                 University)(1)                         5.500     10/01/2018     11/30/2011(B)         105,043
      10,000     CA Educational Facilities
                 Authority (Los Angeles College
                 of Chiropractic)(1)                    5.600     11/01/2017     01/20/2015(A)           8,327
     325,000     CA Educational Facilities
                 Authority (Mills College)(1)           5.125     09/01/2022     11/30/2011(B)         325,163

             3 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$    725,000     CA Educational Facilities
                 Authority (Pooled University)(1)       5.250%    04/01/2024     06/16/2021(A)   $     700,589
      50,000     CA Educational Facilities
                 Authority (Stanford
                 University)(1)                         5.125     01/01/2031     11/30/2011(B)          50,144
     335,000     CA Educational Facilities
                 Authority (University
                 Pacific)(1)                            5.750     11/01/2030     11/30/2011(B)         335,302
     335,000     CA Financing Authority
                 (Wastewater Improvement)(1)            6.100     11/01/2033     12/17/2031(A)         302,100
      60,000     CA GO(1)                               4.800     08/01/2014     11/30/2011(B)          60,178
      25,000     CA GO(1)                               5.000     06/01/2017     11/30/2011(B)          25,084
      25,000     CA GO(1)                               5.000     06/01/2019     11/30/2011(B)          25,078
       5,000     CA GO(1)                               5.000     06/01/2019     11/30/2011(B)           5,016
       5,000     CA GO(1)                               5.000     02/01/2021     11/30/2011(B)           5,014
     100,000     CA GO(1)                               5.000     11/01/2022     05/01/2012(B)         101,545
      75,000     CA GO(1)                               5.000     10/01/2023     11/30/2011(B)          75,221
      10,000     CA GO(1)                               5.000     10/01/2023     11/30/2011(B)          10,030
       5,000     CA GO(1)                               5.000     02/01/2025     11/30/2011(B)           5,015
      25,000     CA GO(1)                               5.125     10/01/2027     11/30/2011(B)          25,033
      25,000     CA GO(1)                               5.250     10/01/2013     04/01/2012(B)          25,480
      25,000     CA GO(1)                               5.250     10/01/2013     04/01/2012(B)          25,480
      20,000     CA GO(1)                               5.250     06/01/2016     12/01/2011(B)          20,077
      25,000     CA GO(1)                               5.250     04/01/2018     11/30/2011(B)          25,087
      25,000     CA GO(1)                               5.250     04/01/2019     11/30/2011(B)          25,083
      10,000     CA GO(1)                               5.250     04/01/2021     11/30/2011(B)          10,030
     160,000     CA GO(1)                               5.250     06/01/2021     12/01/2011(B)         160,475
   4,970,000     CA GO(1)                               5.250     09/01/2024     09/01/2021(B)       5,482,606
      10,000     CA GO(1)                               5.250     02/01/2029     02/01/2013(B)          10,320
      10,000     CA GO(1)                               5.250     02/01/2030     02/01/2012(B)          10,026
      15,000     CA GO(1)                               5.375     06/01/2026     12/01/2011(B)          15,051
     105,000     CA GO                                  5.500     03/01/2013     11/30/2011(B)         105,437
      85,000     CA GO(1)                               5.500     06/01/2013     11/30/2011(B)          85,350
      35,000     CA GO                                  5.500     03/01/2014     11/30/2011(B)          35,144
      15,000     CA GO(1)                               5.500     04/01/2014     11/30/2011(B)          15,062
      65,000     CA GO(1)                               5.500     06/01/2014     11/30/2011(B)          65,268
      75,000     CA GO                                  5.500     03/01/2015     11/30/2011(B)          75,309
      55,000     CA GO(1)                               5.500     04/01/2015     04/01/2012(B)          56,114
      40,000     CA GO(1)                               5.500     06/01/2015     11/30/2011(B)          40,165
      55,000     CA GO(1)                               5.500     04/01/2019     04/01/2012(B)          55,983
      15,000     CA GO(1)                               5.500     03/01/2020     03/01/2012(B)          15,209
      25,000     CA GO(1)                               5.500     03/01/2020     03/01/2012(B)          25,332
      25,000     CA GO(1)                               5.500     10/01/2022     04/01/2012(B)          25,393
      40,000     CA GO(1)                               5.500     06/01/2025     11/30/2011(B)          40,124
       5,000     CA GO(1)                               5.600     09/01/2021     03/01/2012(B)           5,065

             4 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     65,000     CA GO(1)                               5.600%    09/01/2021     03/01/2012(B)    $     65,841
      70,000     CA GO(1)                               5.625     10/01/2021     04/01/2012(B)          71,139
     150,000     CA GO(1)                               5.625     10/01/2023     04/01/2012(B)         152,438
      10,000     CA GO(1)                               5.625     09/01/2024     03/01/2012(B)          10,131
      45,000     CA GO(1)                               5.625     05/01/2026     11/30/2011(B)          45,125
      15,000     CA GO(1)                               5.625     10/01/2026     04/01/2012(B)          15,206
       5,000     CA GO(1)                               5.750     03/01/2012     03/01/2012              5,088
      35,000     CA GO(1)                               5.750     03/01/2015     03/01/2012(B)          35,596
   4,890,000     CA GO(1)                               5.750     11/01/2017     05/01/2012(B)       5,006,333
      35,000     CA GO(1)                               5.750     11/01/2017     05/01/2012(B)          35,833
      40,000     CA GO(1)                               5.800     06/01/2013     11/30/2011(B)          40,175
     230,000     CA GO(1)                               5.900     04/01/2023     04/01/2012(B)         234,023
   1,410,000     CA GO(1)                               5.900     04/01/2023     04/01/2012(B)       1,434,661
      75,000     CA GO(1)                               5.900     03/01/2025     03/01/2012(B)          76,029
      25,000     CA GO(1)                               6.000     05/01/2012     05/01/2012             25,690
      15,000     CA GO(1)                               6.000     10/01/2014     04/01/2012(B)          15,335
      20,000     CA GO(1)                               6.000     08/01/2015     02/01/2012(B)          20,268
      20,000     CA GO(1)                               6.000     05/01/2018     05/01/2012(B)          20,487
       5,000     CA GO(1)                               6.000     08/01/2019     02/01/2012(B)           5,059
      55,000     CA GO(1)                               6.000     10/01/2021     04/01/2012(B)          55,980
      90,000     CA GO(1)                               6.000     08/01/2024     02/01/2012(B)          90,979
     905,000     CA GO(1)                               6.250     10/01/2019     04/01/2012(B)         923,598
     605,000     CA GO(1)                               6.250     10/01/2019     04/01/2012(B)         617,433
   5,000,000     CA GO(1)                               6.500     04/01/2033     04/01/2019(B)       5,844,100
      25,000     CA Golden State Tobacco
                 Securitization Corp.(1)                5.000     06/01/2020     11/30/2011(B)          25,007
   4,080,000     CA Golden State Tobacco
                 Securitization Corp. (TASC)(1)         4.500     06/01/2027     06/18/2018(A)       3,301,536
     500,000     CA Golden State Tobacco
                 Securitization Corp. (TASC)(1)         5.000     06/01/2018     11/30/2011(B)         500,230
     135,000     CA Health Facilities Financing
                 Authority (Catholic Healthcare
                 West)(1)                               5.125     07/01/2024     11/28/2011(B)         135,077
     160,000     CA Health Facilities Financing
                 Authority (Catholic Healthcare
                 West)(1)                               5.250     07/01/2023     11/30/2011(B)         160,144
      30,000     CA Health Facilities Financing
                 Authority (Catholic Healthcare
                 West)(1)                               5.250     07/01/2023     11/28/2011(B)          30,027
   2,000,000     CA Health Facilities Financing
                 Authority (Catholic Healthcare
                 West)(3)                               5.250     03/01/2024     03/01/2016(B)       2,067,640
      60,000     CA Health Facilities Financing
                 Authority (Cedars-Sinai Medical
                 Center)(1)                             5.250     08/01/2027     11/30/2011(B)          60,014

             5 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     60,000     CA Health Facilities Financing
                 Authority (CHCW/BMH Obligated
                 Group)(1)                              5.000%    07/01/2018     11/28/2011(B)   $      60,089
     500,000     CA Health Facilities Financing
                 Authority (CHCW/CHC Obligated
                 Group)(1)                              5.625     07/01/2032     07/01/2015(B)         514,105
     420,000     CA Health Facilities Financing
                 Authority (CHCW/CHCWSC/CHWCC
                 Obligated Group)(1)                    5.000     07/01/2017     11/28/2011(B)         420,727
      35,000     CA Health Facilities Financing
                 Authority (Downey Community
                 Hospital)                              5.750     05/15/2015     12/09/2013(A)          32,097
      65,000     CA Health Facilities Financing
                 Authority (Exception Childrens
                 Foundation)(1)                         6.500     05/01/2020     11/30/2011(B)          65,125
      10,000     CA Health Facilities Financing
                 Authority (FF/OCTC/SCADP
                 Obligated Group)(1)                    6.500     12/01/2022     11/30/2011(B)          10,017
   2,000,000     CA Health Facilities Financing
                 Authority (Kaiser Permanente)(1)       5.400     05/01/2028     11/30/2011(B)       2,007,660
      10,000     CA Health Facilities Financing
                 Authority (Marshall Hospital)          5.125     11/01/2012     11/16/2011(B)          10,031
      85,000     CA Health Facilities Financing
                 Authority (Mercy Senior Hsg.)(1)       5.800     12/01/2018     11/28/2011(B)          85,358
     450,000     CA Health Facilities Financing
                 Authority (Northern California
                 Presbyterian Homes &
                 Services)(1)                           5.125     07/01/2018     11/30/2011(B)         450,275
   1,255,000     CA Health Facilities Financing
                 Authority (Pomona Valley
                 Hospital Medical Center)(1)            5.625     07/01/2019     11/30/2011(B)       1,256,280
      20,000     CA Health Facilities Financing
                 Authority (Pomona Valley
                 Hospital Medical Center)(1)            5.750     07/01/2015     11/30/2011(B)          20,042
      30,000     CA Health Facilities Financing
                 Authority (Providence Health
                 System-Southern California)            5.500     10/01/2013     11/30/2011(B)          30,112
      30,000     CA Health Facilities Financing
                 Authority (San Fernando Valley
                 Community Mental Health
                 Center)(1)                             5.250     06/01/2023     11/30/2011(B)          30,019
      50,000     CA Health Facilities Financing
                 Authority (Sunny View Lutheran
                 Home)(1)                               5.100     01/01/2024     11/30/2011(B)          50,023
     335,000     CA Health Facilities Financing
                 Authority (Sutter Health)(1)           5.125     08/15/2022     11/30/2011(B)         335,459
   2,560,000     CA Health Facilities Financing
                 Authority (Sutter Health)(1)           5.350     08/15/2028     11/30/2011(B)       2,623,770
      30,000     CA Health Facilities Financing
                 Authority (Sutter Health)(1)           5.375     08/15/2030     11/30/2011(B)          30,013
   3,975,000     CA HFA (Home Mtg.)(1)                  5.000     08/01/2037     01/21/2013(B)       4,026,278

             6 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$  6,985,000     CA HFA (Home Mtg.)(1)                  5.500%    02/01/2042     05/26/2013(A)   $   6,975,151
  10,770,000     CA HFA (Home Mtg.)(1)                  5.500     08/01/2042     09/01/2013(B)      10,952,444
      55,000     CA HFA (Multifamily Hsg.)(1)           5.375     08/01/2028     01/06/2026(A)          52,597
      40,000     CA HFA (Multifamily Hsg.)(1)           5.400     08/01/2018     11/30/2011(B)          39,997
   2,195,000     CA HFA (Multifamily Hsg.)(1)           5.400     08/01/2018     11/30/2011(B)       2,194,846
     670,000     CA HFA (Multifamily Hsg.)(1)           5.450     08/01/2028     11/30/2011(B)         669,933
     630,000     CA HFA (Multifamily Hsg.)(1)           5.950     08/01/2028     05/17/2024(A)         619,126
     350,000     CA HFA (Multifamily Hsg.)(1)           6.050     08/01/2016     11/30/2011(B)         350,329
   2,625,000     CA HFA (Multifamily Hsg.)(1)           6.050     08/01/2027     11/30/2011(B)       2,644,478
      25,000     CA HFA (Multifamily Hsg.)(1)           6.050     08/01/2038     02/01/2029(A)          24,948
   2,350,000     CA HFA (Multifamily Hsg.)(1)           6.150     08/01/2022     11/30/2011(B)       2,353,196
     100,000     CA Infrastructure and Economic
                 Devel. (Scripps Research
                 Institute)(1)                          5.625     07/01/2020     11/30/2011(B)         100,323
   3,550,000     CA Infrastructure and Economic
                 Devel. (Scripps Research
                 Institute)(1)                          5.750     07/01/2030     11/30/2011(B)       3,553,266
      15,000     CA Infrastructure and Economic
                 Devel. (Stockton Port
                 District)(1)                           5.375     07/01/2022     02/24/2020(A)          13,035
     375,000     CA Infrastructure and Economic
                 Devel. (Vermont Village Human
                 Services Corp.)(1)                     5.750     09/01/2023     09/01/2013(B)         389,719
   1,130,000     CA Inland Empire Tobacco
                 Securitization Authority(1)            5.000     06/01/2021     05/01/2016(A)         925,775
     310,000     CA Intercommunity Hospital
                 Financing Authority COP(1)             5.250     11/01/2019     03/04/2016(A)         310,000
      35,000     CA M-S-R Public Power Agency
                 (San Juan)(1)                          6.000     07/01/2022     11/30/2011(B)          37,066
      10,000     CA Maritime Infrastructure
                 Authority (Santa Cruz Port
                 District)(1)                           5.750     05/01/2024     04/17/2020(A)           9,571
     100,000     CA Municipal Finance Authority
                 (Community Hospitals of Central
                 California)                            5.250     02/01/2024     02/14/2023(A)          96,918
      30,000     CA Pollution Control Financing
                 Authority (Sacramento Biosolids
                 Facility)(1)                           5.300     12/01/2017     06/25/2016(A)          27,445
     340,000     CA Pollution Control Financing
                 Authority (Sacramento Biosolids
                 Facility)(1)                           5.500     12/01/2024     07/27/2022(A)         269,202
     860,000     CA Pollution Control Financing
                 Authority (San Diego Gas &
                 Electric Company)(1)                   5.850     06/01/2021     11/30/2011(B)         862,795
     195,000     CA Pollution Control Financing
                 Authority (San Diego Gas &
                 Electric Company)(1)                   5.850     06/01/2021     11/30/2011(B)         195,634
     460,000     CA Pollution Control Financing
                 Authority (San Diego Gas &
                 Electric Company)(1)                   5.850     06/01/2021     11/30/2011(B)         461,495

             7 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$    565,000     CA Pollution Control Financing
                 Authority (Southern California
                 Water Company)(1)                      5.500%    12/01/2026     11/30/2011(B)   $     565,266
      65,000     CA Pollution Control Financing
                 Authority (West Coast Resource
                 Recovery)                              5.125     01/01/2014     11/30/2011(B)          65,152
      80,000     CA Public Works                        5.250     12/01/2013     11/30/2011(B)          80,271
     725,000     CA Public Works(1)                     6.625     11/01/2034     04/17/2019(B)         811,790
      75,000     CA Public Works (CA Community
                 Colleges)(1)                           5.250     12/01/2016     11/30/2011(B)          75,159
      50,000     CA Public Works (California
                 Community Colleges)                    5.000     12/01/2017     11/30/2011(B)          50,084
      55,000     CA Public Works (California
                 Community Colleges)                    5.100     09/01/2014     11/30/2011(B)          55,153
   1,000,000     CA Public Works (California
                 Community Colleges)                    5.250     12/01/2013     11/30/2011(B)       1,003,390
     200,000     CA Public Works (California
                 Community Colleges)(1)                 5.250     12/01/2014     11/30/2011(B)         200,578
     305,000     CA Public Works (California
                 Community Colleges)(1)                 5.250     12/01/2015     11/30/2011(B)         305,763
      65,000     CA Public Works (California
                 Community Colleges)(1)                 5.250     12/01/2015     11/30/2011(B)          65,163
      70,000     CA Public Works (California
                 Community Colleges)(1)                 5.250     12/01/2016     11/30/2011(B)          70,148
     205,000     CA Public Works (California
                 Community Colleges)(1)                 5.250     09/01/2019     11/30/2011(B)         205,486
      60,000     CA Public Works (California
                 Highway Patrol)(1)                     5.250     11/01/2014     11/30/2011(B)          60,174
     350,000     CA Public Works (California
                 Science Center)(1)                     5.250     10/01/2017     11/30/2011(B)         350,830
   2,000,000     CA Public Works (California
                 State Prisons)(1)                      5.750     10/01/2031     10/01/2021(B)       2,118,480
     600,000     CA Public Works (California
                 State University)(1)                   5.250     10/01/2015     11/30/2011(B)         601,512
      50,000     CA Public Works (California
                 State University)(1)                   5.375     10/01/2016     11/30/2011(B)          50,113
      50,000     CA Public Works (California
                 State University)(1)                   5.375     10/01/2017     11/30/2011(B)          50,124
   1,340,000     CA Public Works (California
                 State University)(1)                   5.400     12/01/2016     11/30/2011(B)       1,343,002
      40,000     CA Public Works (California
                 State University)(1)                   5.450     09/01/2014     11/30/2011(B)          40,120
     400,000     CA Public Works (California
                 State University)(1)                   5.500     09/01/2015     11/30/2011(B)         401,112
      75,000     CA Public Works (Dept. of
                 Corrections)                           5.000     10/01/2012     11/30/2011(B)          75,257
      25,000     CA Public Works (Dept. of
                 Corrections)(1)                        5.000     09/01/2018     11/30/2011(B)          25,036

             8 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     50,000     CA Public Works (Dept. of
                 Corrections)                           5.250%    09/01/2014     11/30/2011(B)   $      50,146
     100,000     CA Public Works (Dept. of
                 Corrections)(1)                        5.250     09/01/2015     11/30/2011(B)         100,254
      75,000     CA Public Works (Dept. of
                 Corrections)(1)                        5.250     09/01/2015     11/30/2011(B)          75,191
      10,000     CA Public Works (Dept. of
                 Corrections)(1)                        5.250     09/01/2015     11/30/2011(B)          10,034
      50,000     CA Public Works (Dept. of
                 Corrections)(1)                        5.250     09/01/2016     11/30/2011(B)          50,108
     125,000     CA Public Works (Dept. of
                 Corrections)(1)                        5.375     10/01/2016     11/30/2011(B)         125,281
      40,000     CA Public Works (Dept. of
                 Corrections)                           5.500     10/01/2017     11/30/2011(B)          40,105
     350,000     CA Public Works (Dept. of
                 Corrections)                           5.500     10/01/2018     11/30/2011(B)         350,917
     350,000     CA Public Works (Dept. of
                 Corrections)                           5.500     10/01/2019     11/30/2011(B)         350,917
      45,000     CA Public Works (Dept. of
                 Corrections)(1)                        5.625     10/01/2020     11/30/2011(B)          45,122
      85,000     CA Public Works (Dept. of Food
                 & Agriculture)                         5.400     06/01/2013     11/30/2011(B)          85,301
      25,000     CA Public Works (Dept. of
                 Health Services)(1)                    5.300     11/01/2013     11/30/2011(B)          25,085
   1,000,000     CA Public Works (Dept. of
                 Health Services)(1)                    5.500     11/01/2015     11/30/2011(B)       1,003,390
      20,000     CA Public Works (Dept. of
                 Veterans)(1)                           5.125     10/01/2013     11/30/2011(B)          20,065
     150,000     CA Public Works (Dept. of Youth
                 Authority)(1)                          5.375     10/01/2015     11/30/2011(B)         150,395
      25,000     CA Public Works (Dept. of Youth
                 Authority)                             5.500     10/01/2018     11/30/2011(B)          25,066
      25,000     CA Public Works (Library &
                 Courts Annex)(1)                       5.000     05/01/2015     11/30/2011(B)          25,060
      25,000     CA Public Works (Regents
                 University)(1)                         5.250     11/01/2013     11/30/2011(B)          25,087
      25,000     CA Public Works (Regents
                 University)(1)                         5.250     11/01/2013     11/30/2011(B)          25,087
   1,500,000     CA Public Works (State Archives
                 Building Complex)(1)                   5.375     12/01/2012     11/30/2011(B)       1,505,550
     165,000     CA Public Works (State
                 Universities)                          5.250     12/01/2013     11/30/2011(B)         165,531
     185,000     CA Public Works (State
                 Universities)(1)                       5.400     10/01/2022     11/30/2011(B)         185,463
   1,490,000     CA Public Works (State
                 Universities)                          5.500     12/01/2018     11/30/2011(B)       1,493,904
     100,000     CA Public Works (Trustees of
                 California)                            5.250     10/01/2012     11/30/2011(B)         100,348
      25,000     CA Public Works (Trustees of
                 California)(1)                         5.250     10/01/2014     11/30/2011(B)          25,071

             9 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     20,000     CA Public Works (Various
                 California State
                 Universities)(1)                       5.550%    09/01/2016     11/30/2011(B)   $      20,048
      30,000     CA Public Works (Various
                 Community Colleges)(1)                 5.200     09/01/2017     11/30/2011(B)          30,057
     275,000     CA Public Works (Various
                 Community Colleges)                    5.375     03/01/2013     11/30/2011(B)         275,987
     655,000     CA Public Works (Various
                 Community Colleges)(1)                 5.375     03/01/2014     11/30/2011(B)         657,293
     120,000     CA Public Works (Various
                 Community Colleges)                    5.500     04/01/2013     11/30/2011(B)         120,440
      75,000     CA Public Works (Various
                 Community Colleges)                    5.600     04/01/2014     11/30/2011(B)          75,246
   2,740,000     CA Public Works (Various
                 Community Colleges)(1)                 5.625     03/01/2016     11/30/2011(B)       2,746,905
   4,870,000     CA Public Works (Various
                 Community Colleges)(1)                 5.625     03/01/2016     11/30/2011(B)       4,882,272
   1,870,000     CA Public Works (Various
                 Community Colleges)(1)                 5.625     03/01/2019     11/30/2011(B)       1,875,086
     175,000     CA Public Works (Various State
                 Universities)(1)                       5.200     12/01/2012     11/30/2011(B)         175,646
      25,000     CA Public Works (Various State
                 Universities)(1)                       5.250     12/01/2013     11/30/2011(B)          25,087
     300,000     CA Public Works (Various State
                 Universities)(1)                       5.300     12/01/2014     11/30/2011(B)         301,029
     210,000     CA Public Works (Various State
                 Universities)(1)                       5.350     12/01/2015     11/30/2011(B)         210,693
     445,000     CA Public Works (Various State
                 Universities)(1)                       5.375     12/01/2019     11/30/2011(B)         446,099
     125,000     CA Public Works (Various State
                 Universities)(1)                       5.400     10/01/2022     11/30/2011(B)         125,313
     745,000     CA Public Works (Various State
                 Universities)(1)                       5.400     10/01/2022     11/30/2011(B)         747,429
     210,000     CA Public Works (Various State
                 Universities)(1)                       5.500     09/01/2015     11/30/2011(B)         210,575
      75,000     CA River Highlands Community
                 Services District(4)                   7.750     09/02/2020     02/04/2017(A)          25,516
      15,000     CA River Highlands Community
                 Services District(4)                   8.125     09/02/2020     03/08/2017(A)           5,103
      65,000     CA Rural Home Mtg. Finance
                 Authority (Single Family Mtg.),
                 Series A(1)                            6.350     12/01/2029     09/15/2014(A)          67,107
      50,000     CA Special Districts Finance
                 Program COP(1)                         5.250     12/01/2026     11/30/2011(B)          49,998
      25,000     CA Statewide CDA(1)                    6.625     09/01/2027     11/30/2011(B)          25,002
       5,000     CA Statewide CDA(1)                    7.000     07/01/2022     11/30/2011(B)           5,003
      30,000     CA Statewide CDA (Ararat Home
                 of Los Angeles)(1)                     5.550     06/01/2021     12/01/2011(B)          30,032

             10 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     75,000     CA Statewide CDA (Bouquet
                 Canyon)(1)                             5.300%    07/01/2018     12/01/2011(B)   $      75,081
      65,000     CA Statewide CDA (California
                 Odd Fellow Hsg.)                       5.375     10/01/2013     11/30/2011(B)          65,196
     740,000     CA Statewide CDA (Childrens
                 Hospital Los Angeles)(1)               5.250     08/15/2029     03/05/2026(A)         698,664
   2,025,000     CA Statewide CDA (CVHP/CVMC/FH
                 Obligated Group) COP(1)                5.500     04/01/2013     11/30/2011(B)       2,028,260
     930,000     CA Statewide CDA (Daughters of
                 Charity Health System/St.
                 Francis Medical Center
                 Obligated Group)(1)                    5.250     07/01/2025     08/24/2019(A)         870,434
     500,000     CA Statewide CDA (East Tabor
                 Apartments)(1)                         6.850     08/20/2036     02/20/2012(B)         525,655
      45,000     CA Statewide CDA (Escrow
                 Term)(1)                               6.750     09/01/2037     09/01/2014(B)          45,201
     250,000     CA Statewide CDA (Fairfield
                 Apartments)(1)                         6.500     01/01/2016     02/07/2014(A)         251,420
      30,000     CA Statewide CDA (GP
                 Steinbeck)(1)                          5.700     09/20/2019     11/30/2011(B)          30,936
      85,000     CA Statewide CDA (GP Steinbeck)        5.897(2)  09/20/2027     09/20/2014(B)          33,489
      15,000     CA Statewide CDA (John Muir
                 Health)(1)                             5.125     08/15/2017     11/30/2011(B)          15,021
     100,000     CA Statewide CDA (LA Orthopedic
                 Hospital Foundation)(1)                5.250     06/01/2015     11/30/2011(B)         100,168
   1,190,000     CA Statewide CDA (LA Orthopedic
                 Hospital Foundation)(1)                5.500     06/01/2019     11/30/2011(B)       1,191,035
      25,000     CA Statewide CDA (LA Orthopedic
                 Hospital Foundation/Orthopedic
                 Hospital Obligated Group)(1)           5.375     06/01/2016     11/30/2011(B)          25,038
      70,000     CA Statewide CDA (LA Orthopedic
                 Hospital Foundation/Orthopedic
                 Hospital Obligated Group)(1)           5.500     06/01/2018     11/30/2011(B)          70,077
     250,000     CA Statewide CDA (Live Oak
                 School)(1)                             6.750     10/01/2030     10/01/2012(B)         250,870
   2,000,000     CA Statewide CDA (Memorial
                 Health Services/Long Beach
                 Memorial Medical Center
                 Obligated Group)(1)                    5.500     10/01/2033     04/01/2013(B)       2,015,740
     100,000     CA Statewide CDA (Multifamily)         5.696(2)  09/20/2021     11/30/2011(B)          56,915
     100,000     CA Statewide CDA (Multifamily)         5.744(2)  09/20/2023     11/30/2011(B)          50,467
     150,000     CA Statewide CDA (Quail Ridge
                 Apartments)(1)                         5.375     07/01/2032     11/27/2029(A)         114,321
     430,000     CA Statewide CDA (Rio Bravo)(1)        6.500     12/01/2018     09/15/2015(A)         394,439
     100,000     CA Statewide CDA (Sherman
                 Oaks)(1)                               5.000     08/01/2018     11/30/2011(B)         100,074
     100,000     CA Statewide CDA (Sutter
                 Health/Alta Bates Medical
                 Center/East Bay Perinatal
                 Center Obligated Group)(1)             5.750     08/15/2027     11/30/2011(B)         100,094
     560,000     CA Statewide CDA (Sycamore)(1)         6.000     03/20/2038     03/20/2018(B)         589,792

             11 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     25,000     CA Statewide CDA Community
                 Facilities District(1)                 6.350%    09/01/2021     09/01/2014(B)   $      25,398
      30,000     CA Statewide CDA COP (Ararat
                 Home of Los Angeles)(1)                5.400     06/01/2016     12/01/2011(B)          30,060
       5,000     CA Statewide CDA COP
                 (CVHP/CVMC/FH Obligated
                 Group)(1)                              5.000     04/01/2018     05/07/2016(A)           4,957
     230,000     CA Statewide CDA COP
                 (CVHP/CVMC/FH Obligated
                 Group)(1)                              5.125     04/01/2023     05/07/2021(A)         212,987
     100,000     CA Statewide CDA COP (Sutter
                 Health)(1)                             5.500     08/15/2018     11/30/2011(B)         100,371
     205,000     CA Statewide CDA COP (Sutter
                 Health)(1)                             5.500     08/15/2031     11/30/2011(B)         205,088
      20,000     CA Statewide CDA Special Tax
                 Community Facilities District
                 No. 2007-1 (Orinda)(1)                 5.300     09/01/2017     09/01/2017             20,425
      85,000     CA Statewide CDA Water &
                 Wastewater(1)                          5.700     10/01/2024     11/30/2011(B)          85,172
   1,829,000     CA Statewide Financing
                 Authority Tobacco Settlement
                 (TASC)(1)                              5.625     05/01/2029     06/08/2016(A)       1,712,090
   1,135,000     CA Statewide Financing
                 Authority Tobacco Settlement
                 (TASC)(1)                              5.625     05/01/2029     06/06/2016(A)       1,062,451
     250,000     CA Statewide Financing
                 Authority Tobacco Settlement
                 (TASC)(1)                              6.000     05/01/2037     05/30/2025(A)         194,403
      50,000     CA Water Resource Devel. GO,
                 Series P(1)                            5.800     06/01/2014     11/30/2011(B)          50,219
      50,000     CA Water Resource Devel. GO,
                 Series Q(1)                            5.000     03/01/2016     11/30/2011(B)          50,181
      15,000     CA Water Resource Devel. GO,
                 Series Q & R(1)                        5.000     03/01/2017     11/30/2011(B)          15,051
      25,000     CA Western Hills Water District
                 Special Tax(1)                         5.000     09/01/2014     09/13/2013(A)          21,565
      25,000     CA Western Hills Water District
                 Special Tax (Diablo Grande
                 Community Facilities)(1)               4.650     09/01/2014     09/01/2014             21,357
     120,000     CA Western Hills Water District
                 Special Tax (Diablo Grande
                 Community Facilities)(1)               6.000     09/01/2024     06/22/2021(A)          76,288
      50,000     CA Western Hills Water District
                 Special Tax (Diablo Grande
                 Community Facilities)(1)               6.125     09/01/2031     03/23/2029(A)          28,704
     115,000     CA Western Hills Water District
                 Special Tax (Diablo Grande
                 Community Facilities)(1)               6.750     09/01/2022     09/14/2018(A)          81,934
      45,000     CA Western Hills Water District
                 Special Tax (Diablo Grande
                 Community Facilities)(1)               6.875     09/01/2031     04/30/2027(A)          28,419

             12 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$    310,000     CA William S. Hart Union School
                 District(1)                            6.000%    09/01/2027     09/01/2013(B)   $     310,927
      10,000     Calabasas, CA Special Tax
                 Community Facilities District
                 98-1(1)                                5.750     09/01/2028     06/18/2025(A)           9,287
      35,000     California City, CA Redevel.
                 Agency Tax Allocation(1)               7.000     09/01/2015     11/30/2011(B)          35,074
   2,795,000     California County, CA Tobacco
                 Securitization Authority (TASC)        5.625     06/01/2023     06/01/2012(B)       2,795,140
      60,000     Campbell, CA (Civic Center)
                 COP(1)                                 5.250     10/01/2028     11/30/2011(B)          60,169
      15,000     Canyon Lake, CA COP (Railroad
                 Canyon Road)(1)                        7.375     06/01/2014     12/01/2011(B)          15,057
      40,000     Capistrano, CA Unified School
                 District (Education & Support
                 Facilities) COP(1)                     5.250     12/01/2026     12/01/2011(B)          40,109
      75,000     Capistrano, CA Unified School
                 District (Las Flores)(1)               5.000     09/01/2023     03/01/2012(B)          75,010
      50,000     Capistrano, CA Unified School
                 District School Facilities
                 Improvement District No. 1(1)          6.000     08/01/2024     11/30/2011(B)          50,178
      80,000     Carlsbad, CA Improvement Bond
                 Act 1915(1)                            5.550     09/02/2028     08/30/2022(A)          78,824
     120,000     Carlsbad, CA Improvement Bond
                 Act 1915(1)                            5.950     09/02/2025     09/02/2012(B)         120,522
      30,000     Carlsbad, CA Improvement Bond
                 Act 1915(1)                            6.000     09/02/2022     03/02/2012(B)          30,082
      85,000     Carson, CA Improvement Bond Act
                 1915(1)                                7.375     09/02/2022     03/02/2012(B)          85,231
      30,000     Castaic, CA Union School
                 District Community Facilities
                 District No. 92-1(1)                   8.500     10/01/2013     04/01/2012(B)          30,616
   2,750,000     Castaic, CA Union School
                 District Community Facilities
                 District No. 92-1(1)                   9.000     10/01/2019     04/01/2012(B)       2,787,483
      70,000     Cathedral City, CA Improvement
                 Bond Act 1915(1)                       5.950     09/02/2034     05/03/2032(A)          69,304
      50,000     Cathedral City, CA Special Tax
                 Community Facilities District
                 No. 1                                  6.625     09/01/2023     09/25/2022(A)          43,621
      50,000     Cathedral City, CA Special Tax
                 Community Facilities District
                 No. 1                                  6.700     09/01/2030     01/10/2028(A)          41,248
      10,000     Central CA Unified School
                 District(1)                            5.625     03/01/2018     03/01/2012(B)          10,183
      95,000     Chico, CA Improvement Bond Act
                 1915 (Mission Ranch)(1)                6.625     09/02/2012     09/02/2012             97,174
     100,000     Chico, CA Improvement Bond Act
                 1915 (Mission Ranch)(1)                6.625     09/02/2013     03/02/2012(B)         103,729
      55,000     Chino, CA Community Facilities
                 District Special Tax(1)                5.750     09/01/2034     10/11/2032(A)          51,358
      20,000     Chowchilla, CA Improvement Bond
                 Act 1915(1)                            6.700     09/02/2027     09/02/2014(B)          20,131

             13 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     55,000     Chula Vista, CA Community
                 Facilities District (Eastlake
                 Woods)(1)                              5.700%    09/01/2016     09/01/2012(B)   $      56,412
      15,000     Chula Vista, CA Community
                 Facilities District (Eastlake
                 Woods)(1)                              6.100     09/01/2021     09/01/2013(B)          15,216
      10,000     Chula Vista, CA Improvement
                 Bond Act 1915 Assessment
                 District No. 94-1 (Eastlake)(1)        7.000     09/02/2015     09/02/2012(A)          10,392
      25,000     Colton, CA Community Facilities
                 District Special Tax(1)                5.800     09/01/2018     03/01/2012(B)          25,022
     175,000     Colton, CA Joint Unified School
                 District(1)                            5.700     09/01/2034     10/18/2030(A)         148,990
      50,000     Colton, CA Joint Unified School
                 District COP(1)                        5.100     06/01/2020     12/01/2011(B)          50,003
      50,000     Colton, CA Public Financing
                 Authority, Series B(1)                 5.875     08/01/2027     05/05/2018(A)          45,655
      20,000     Colton, CA Redevel. Agency
                 (West Valley)(1)                       6.375     09/01/2035     01/24/2032(A)          18,537
     100,000     Compton, CA Sewer(1)                   5.375     09/01/2023     11/30/2011(B)         100,088
     110,000     Contra Costa County, CA Public
                 Financing Authority(1)                 5.250     06/01/2015     11/30/2011(B)         110,275
   1,170,000     Contra Costa County, CA Public
                 Financing Authority (Pleasant
                 Hill Bart)(1)                          5.125     08/01/2019     09/05/2017(A)       1,138,925
      25,000     Contra Costa, CA Community
                 College District COP (Diablo
                 Valley College)(1)                     6.000     06/01/2021     11/30/2011(B)          25,061
      25,000     Corona, CA Redevel. Agency Tax
                 Allocation(1)                          5.500     09/01/2016     11/30/2011(B)          25,031
      15,000     Corona-Norco, CA Unified School
                 District(1)                            5.625     09/01/2033     01/10/2030(A)          14,416
      40,000     Corona-Norco, CA Unified School
                 District(1)                            5.750     09/01/2014     11/30/2011(B)          40,088
     100,000     Corona-Norco, CA Unified School
                 District Community Facilities
                 District No. 06-1(1)                   6.000     09/01/2027     09/01/2017(B)         100,039
      25,000     Culver City, CA Redevel.
                 Finance Authority(1)                   5.500     11/01/2014     05/27/2013(A)          25,590
      20,000     Cypress, CA Improvement Bond
                 Act 1915 (Business and
                 Professional Center)(1)                5.700     09/02/2022     08/17/2018(A)          19,754
      20,000     Davis, CA Joint Unified School
                 District Special Tax(1)                5.300     08/15/2024     05/11/2021(A)          19,779
      10,000     Del Mar, CA Unified School
                 District(1)                            5.875     09/01/2029     10/14/2027(A)           9,599
      40,000     Dixon, CA Public Financing
                 Authority(1)                           5.150     09/02/2020     03/02/2012(B)          40,050
      35,000     Dixon, CA Public Financing
                 Authority(1)                           5.700     09/02/2020     03/02/2017(A)          34,653
      20,000     Dixon, CA Sewer System COP(1)          5.700     09/01/2018     11/30/2011(B)          20,048

             14 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$    480,000     Downey, CA Community Devel.
                 Commission Tax Allocation
                 (Downey Redevel.)(1)                   5.125%    08/01/2020     05/05/2017(A)   $     468,302
   1,000,000     Duarte, CA COP (Hope National
                 Medical Center)(1)                     5.250     04/01/2019     11/30/2011(B)       1,002,540
     190,000     Duarte, CA Hsg. (Heritage Park
                 Apartments)(1)                         5.850     05/01/2030     12/01/2011(B)         190,044
      40,000     Eastern CA Municipal Water
                 District Community Facilities
                 Special Tax(1)                         6.375     09/01/2027     10/15/2025(A)          39,740
     250,000     Eastern CA Municipal Water
                 District Community Facilities
                 Special Tax(1)                         6.375     09/01/2037     09/01/2018(B)         250,040
      90,000     Eastern CA Municipal Water
                 District Community Facilities
                 Special Tax (Crown Valley
                 Village)(1)                            5.500     09/01/2028     09/14/2027(A)          78,612
      65,000     Eastern CA Municipal Water
                 District Community Facilities
                 Special Tax (Crown Valley
                 Village)(1)                            5.625     09/01/2034     04/30/2032(A)          55,303
      50,000     Eastern CA Municipal Water
                 District Community Facilities
                 Special Tax (Promontory Park)(1)       5.500     09/01/2024     03/25/2023(A)          48,828
      10,000     Eastern CA Municipal Water
                 District Improvement Bond Act
                 1915(1)                                5.750     09/02/2020     09/02/2012(B)          10,009
      50,000     El Dorado County, CA Special
                 Tax(1)                                 6.250     09/01/2029     11/30/2011(B)          49,995
   1,170,000     Emery, CA Unified School
                 District(1)                            6.250     08/01/2026     08/01/2021(B)       1,387,690
      25,000     Emeryville, CA Public Financing
                 Authority                              6.100     09/01/2012     11/30/2011(B)          25,074
     145,000     Emeryville, CA Public Financing
                 Authority(1)                           6.200     09/01/2025     11/30/2011(B)         145,064
      20,000     Encinitas, CA Improvement Bond
                 Act 1915(1)                            6.900     09/02/2017     04/30/2015(A)          19,581
      15,000     Fairfield, CA Improvement Bond
                 Act 1915 (Green Valley
                 Road/Mangels Blvd.)(1)                 7.375     09/02/2018     03/02/2012(B)          15,549
      15,000     Florin, CA Resource
                 Conservation District COP              6.000     02/01/2029     04/04/2027(A)          13,719
     250,000     Folsom Cordova, CA Unified
                 School District School
                 Facilities Improvement District
                 No. 2(1)                               5.375     10/01/2017     11/30/2011(B)         253,503
      10,000     Folsom, CA Improvement Bond Act
                 1915(1)                                6.500     09/02/2013     03/02/2012(B)          10,103
      25,000     Folsom, CA Public Financing
                 Authority                              5.400     09/02/2020     03/02/2012(B)          25,000
      25,000     Folsom, CA Public Financing
                 Authority(1)                           5.625     09/02/2020     06/16/2017(A)          24,673
     555,000     Fontana, CA Redevel. Agency
                 (Downtown Redevel.)(1)                 5.000     09/01/2014     11/30/2011(B)         555,710
     100,000     Fontana, CA Redevel. Agency
                 (Downtown Redevel.)(1)                 5.000     09/01/2016     11/30/2011(B)         100,074

             15 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$    250,000     Fontana, CA Redevel. Agency
                 (Southwest Industrial Park)(1)         5.000%    09/01/2022     11/30/2011(B)   $     250,043
     265,000     Fontana, CA Special Tax
                 (Citrus)(1)                            5.000     09/01/2020     09/01/2020            246,667
   2,300,000     Fontana, CA Special Tax
                 Community Facilities District
                 No. 2-A(1)                             5.250     09/01/2017     03/01/2012(B)       2,308,809
      10,000     Fontana, CA Special Tax
                 Community Facilities District
                 No. 4(1)                               7.125     10/01/2015     04/01/2012(B)          10,145
   1,500,000     Foothill, CA Eastern
                 Transportation Corridor Agency
                 Toll Road(1)                           5.875     01/15/2026     01/15/2016(B)       1,502,610
      50,000     Foothill, CA Eastern
                 Transportation Corridor Agency
                 Toll Road)(1)                          5.375     01/15/2014     01/15/2014             49,914
   1,175,000     Fresno, CA Airport(1)                  5.800     07/01/2030     11/30/2011(B)       1,178,361
     115,000     Fresno, CA Joint Powers
                 Financing Authority(1)                 5.750     06/01/2026     11/30/2011(B)         115,527
      25,000     Fullerton, CA Community
                 Facilities District No. 1
                 Special Tax (Amerige Heights)(1)       6.200     09/01/2032     09/01/2012(B)          25,328
      80,000     Fullerton, CA School District
                 Special Tax(1)                         6.300     09/01/2023     09/01/2012(B)          81,892
      10,000     Galt, CA Improvement Bond Act
                 1915(1)                                5.900     09/02/2022     09/02/2022              9,889
      20,000     Granada, CA Sanitation District
                 Improvement Bond Act 1915(1)           6.125     09/02/2022     03/02/2012(B)          20,005
     425,000     Grand Terrace, CA Community
                 Redevel. Agency(1)                     5.100     09/01/2022     05/09/2021(B)         433,368
      15,000     Greenfield, CA Redevel.
                 Agency(1)                              6.000     02/01/2029     02/19/2028(A)          13,236
   3,220,000     Hawthorne, CA Community
                 Redevel. Agency Special Tax(1)         6.125     10/01/2025     04/01/2012(B)       3,395,780
     120,000     Hawthorne, CA Parking
                 Authority(1)                           8.000     09/01/2015     03/01/2012(B)         121,448
     155,000     Hawthorne, CA Parking
                 Authority(1)                           8.125     09/01/2019     03/01/2012(B)         156,048
      45,000     Hayward, CA Improvement Bond
                 Act 1915(1)                            7.100     09/02/2018     03/02/2012(B)          45,282
      50,000     Hayward, CA Public Finance
                 Authority (Hayward Water System)       5.100     06/01/2013     11/30/2011(B)          50,147
   1,990,000     Hesperia, CA Public Financing
                 Authority, Tranche A(1)                6.250     09/01/2035     10/22/2028(A)       1,837,347
      10,000     Hollister, CA Improvement Bond
                 Act 1915(1)                            7.125     09/02/2022     03/02/2012(B)          10,314
      15,000     Huntington Beach, CA Community
                 Facilities District(1)                 5.400     10/01/2020     04/01/2012(B)          15,072
      20,000     Huntington Beach, CA Community
                 Facilities District Special
                 Tax(1)                                 6.250     09/01/2027     09/01/2012(B)          20,067
      50,000     Indio, CA Community Facilities
                 District Special Tax
                 (Talavera)(1)                          5.000     09/01/2017     09/01/2012(B)          50,187
     135,000     Indio, CA Hsg. (Olive Court
                 Apartments)(1)                         6.375     12/01/2026     12/01/2011(B)         135,049


             16 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     20,000     Indio, CA Improvement Bond Act
                 1915(1)                                6.350%    09/02/2027     09/02/2014(B)   $      20,131
      20,000     Indio, CA Improvement Bond Act
                 1915(1)                                6.375     09/02/2027     09/02/2014(B)          20,144
      30,000     Indio, CA Improvement Bond Act
                 1915 Assessment District No.
                 99.1(1)                                7.125     09/02/2020     11/30/2011(B)          30,040
      25,000     Inglewood, CA Public Financing
                 Authority(1)                           5.625     08/01/2017     02/01/2012(B)          25,060
     750,000     Inland Valley, CA Devel. Agency
                 Tax Allocation(1)                      5.500     04/01/2014     04/01/2014            835,350
   2,545,000     Inland, CA Empire Tobacco
                 Securitization Authority
                 (TASC)(1)                              4.625     06/01/2021     04/30/2016(A)       2,019,865
     150,000     Irvine, CA Improvement Bond Act
                 1915(1)                                5.550     09/02/2026     09/02/2013(B)         150,777
      20,000     Irvine, CA Improvement Bond Act
                 1915(1)                                5.600     09/02/2022     09/02/2014(B)          20,385
      30,000     Irvine, CA Improvement Bond Act
                 1915(1)                                5.625     09/02/2024     09/02/2013(B)          30,289
      25,000     Irvine, CA Mobile Home Park
                 (Meadows Mobile Home Park)(1)          6.050     03/01/2028     02/23/2024(A)          24,291
      15,000     Kingsburg, CA Public Financing
                 Authority(1)                           8.000     09/15/2021     11/30/2011(B)          15,023
      25,000     La Habra, CA Redevel. Agency
                 Community Facilities District(1)       6.000     09/01/2014     11/30/2011(B)          25,045
      10,000     La Habra, CA Redevel. Agency
                 Community Facilities District(1)       6.000     09/01/2019     11/30/2011(B)          10,003
      55,000     La Mesa, CA Improvement Bond
                 Act 1915(1)                            5.750     09/02/2023     08/18/2019(A)          54,070
   1,685,000     Lake Elsinore, CA Improvement
                 Bond Act 1915(1)                       7.000     09/02/2030     09/02/2012(B)       1,693,577
      15,000     Lake Elsinore, CA Public
                 Financing Authority(1)                 6.375     10/01/2033     10/01/2017(B)          15,032
     500,000     Lake Elsinore, CA Special Tax(1)       5.100     09/01/2022     04/18/2021(A)         481,040
   1,135,000     Lake Elsinore, CA Unified
                 School District(1)                     5.300     09/01/2026     11/07/2024(A)       1,076,150
     125,000     Lammersville, CA School
                 District Community Facilities
                 District (Mountain House)(1)           5.500     09/01/2013     09/01/2012(B)         128,914
      50,000     Lammersville, CA School
                 District Community Facilities
                 District (Mountain House)(1)           6.300     09/01/2024     09/01/2013(B)          50,571
      50,000     Lammersville, CA Unified School
                 District Special(1)                    6.375     09/01/2032     09/01/2013(B)          50,239
      40,000     Lancaster, CA Community
                 Facilities District Special
                 Tax(1)                                 6.000     10/01/2016     04/01/2012(B)          40,230
      15,000     Lancaster, CA Redevel. Agency
                 (Desert Sands Mobile Home
                 Park)(1)                               6.375     11/01/2027     11/29/2011(B)          15,002
     100,000     Lathrop, CA COP(1)                     5.875     06/01/2030     11/30/2011(B)         100,033

             17 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$    115,000     Lathrop, CA Financing Authority
                 (Water Supply)(1)                      5.700%    06/01/2019     06/01/2013(B)   $     116,461
      15,000     Lathrop, CA Financing Authority
                 (Water Supply)(1)                      5.750     06/01/2020     06/01/2013(B)          15,144
      50,000     Lathrop, CA Financing Authority
                 (Water Supply)(1)                      5.900     06/01/2023     06/01/2013(B)          50,312
      10,000     Lathrop, CA Improvement Bond
                 Act 1915(1)                            6.000     09/02/2021     03/02/2014(B)          10,047
       5,000     Lathrop, CA Improvement Bond
                 Act 1915 (Louise Avenue)(1)            6.875     09/02/2017     03/02/2012(B)           5,183
      10,000     Lathrop, CA Improvement Bond
                 Act 1915 (Mossdale Village)(1)         6.000     09/02/2023        09/02/2023           9,999
      60,000     Lathrop, CA Improvement Bond
                 Act 1915 (Mossdale Village)(1)         6.125     09/02/2028     10/06/2026(A)          58,308
     100,000     Lee Lake, CA Water District
                 Community Facilities District
                 No. 2 Special Tax (Montecito
                 Ranch)(1)                              6.125     09/01/2027     09/01/2012(B)         100,356
      65,000     Lincoln, CA Public Financing
                 Authority (Twelve Bridges)(1)          6.125     09/02/2027     11/28/2011(B)          64,994
      25,000     Livermore, CA Capital Projects
                 Financing Authority(1)                 5.650     09/02/2016     03/02/2012(B)          25,580
      10,000     Livermore, CA Community
                 Facilities District Special Tax
                 (Tri Valley Tech Park)(1)              5.750     09/01/2012     03/01/2012(B)          10,082
      45,000     Livermore, CA Community
                 Facilities District Special Tax
                 (Tri Valley Tech Park)(1)              6.400     09/01/2026     09/16/2025(A)          43,903
      15,000     Livermore, CA Community
                 Facilities District Special Tax
                 (Tri Valley Tech Park)(1)              6.400     09/01/2030     03/30/2029(A)          14,214
     100,000     Long Beach, CA Bond Finance
                 Authority Natural Gas(1)               5.000     11/15/2011     11/15/2011            100,266
      50,000     Long Beach, CA Special Tax
                 (Pike)(1)                              6.250     10/01/2026     02/25/2023(A)          49,710
      30,000     Long Beach, CA Special Tax
                 (Pine Avenue)(1)                       6.375     09/01/2023     11/30/2011(B)          30,004
     770,000     Los Angeles County, CA
                 Community Facilities District
                 No. 4 Special Tax(1)                   5.500     09/01/2014     03/01/2012(B)         782,035
       5,000     Los Angeles County, CA
                 Community Facilities District
                 No. 4 Special Tax(1)                   7.750     09/01/2017     03/01/2012(B)           5,060
     100,000     Los Angeles, CA Community
                 Facilities District Special Tax
                 (Cascade Business Park)(1)             6.400     09/01/2022     03/01/2012(B)         100,368
      50,000     Los Angeles, CA Community
                 Redevel. Agency (Freeway
                 Recovery)(1)                           6.000     09/01/2031     09/01/2012(B)          50,239
      40,000     Los Angeles, CA Community
                 Redevel. Agency (Grand Central
                 Square)(1)                             5.100     12/01/2015     11/30/2011(B)          40,086

             18 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     50,000     Los Angeles, CA Community
                 Redevel. Agency (Grand Central
                 Square)(1)                             5.200%    12/01/2017     11/30/2011(B)   $      50,087
      50,000     Los Angeles, CA Community
                 Redevel. Agency (Grand Central
                 Square)(1)                             5.200     12/01/2018     11/30/2011(B)          50,073
     120,000     Los Angeles, CA Community
                 Redevel. Agency (Grand Central
                 Square)(1)                             5.200     12/01/2019     11/30/2011(B)         120,142
     125,000     Los Angeles, CA Community
                 Redevel. Agency (Grand Central
                 Square)(1)                             5.250     12/01/2020     11/30/2011(B)         125,131
      80,000     Los Angeles, CA Community
                 Redevel. Agency (Grand Central
                 Square)(1)                             5.250     12/01/2021     11/30/2011(B)          80,074
      25,000     Los Angeles, CA Community
                 Redevel. Agency (Hoover
                 Redevel.)(1)                           5.500     09/01/2014     11/30/2011(B)          25,042
      40,000     Los Angeles, CA COP (Dept. of
                 Public Social Services)(1)             5.500     08/01/2019     11/30/2011(B)          40,078
      20,000     Los Angeles, CA COP (Dept. of
                 Public Social Services)(1)             5.500     08/01/2031     11/30/2011(B)          20,013
  10,000,000     Los Angeles, CA Dept. of
                 Airports ROLs(5)                       5.375     05/15/2025     05/15/2018(B)      10,756,678
      15,000     Los Angeles, CA Dept. of Water
                 & Power(1)                             4.750     08/15/2017     11/30/2011(B)          15,051
      10,000     Los Angeles, CA Dept. of Water
                 & Power(1)                             4.750     10/15/2020     11/30/2011(B)          10,031
      60,000     Los Angeles, CA Mtg. (Section
                 8)(1)                                  5.350     07/01/2022     11/30/2011(B)          60,056
      15,000     Los Angeles, CA Mtg. (Section
                 8)(1)                                  6.500     07/01/2022     11/30/2011(B)          15,027
      50,000     Los Angeles, CA Multifamily
                 Hsg. (Arminta North & South)           7.700     06/20/2028     11/30/2011(B)          50,005
      45,000     Los Angeles, CA Multifamily
                 Hsg. (Earthquake
                 Rehabilitation)(1)                     5.900     01/01/2030     11/30/2011(B)          45,035
     130,000     Los Angeles, CA Regional
                 Airports Improvement Corp.
                 (Laxfuel Corp.)(1)                     5.250     01/01/2023     01/01/2012(B)         130,073
      20,000     Los Angeles, CA Regional
                 Airports Improvement Corp. (Los
                 Angeles West Terminal Fuel
                 Corp.)(1)                             10.250     01/01/2013     07/28/2012(A)          20,509
      45,000     Los Angeles, CA State Building
                 Authority                              5.500     10/01/2016     11/30/2011(B)          45,118
     200,000     Los Angeles, CA State Building
                 Authority(1)                           5.500     10/01/2017     11/30/2011(B)         200,524
      45,000     Los Angeles, CA State Building
                 Authority(1)                           5.500     10/01/2018     11/30/2011(B)          45,118
     180,000     Los Angeles, CA State Building
                 Authority(1)                           5.500     10/01/2019     11/30/2011(B)         180,472
      75,000     Los Banos, CA Sewer System
                 COP(1)                                 5.000     12/01/2019     11/30/2011(B)          75,122

             19 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     25,000     Los Banos, CA Unified School
                 District COP(1)                        5.625%    08/01/2016     11/30/2011(B)   $      25,035
     175,000     Madera County, CA COP (Valley
                 Children's Hospital)(1)                5.000     03/15/2023     11/30/2011(B)         175,058
     360,000     Madera County, CA COP (Valley
                 Children's Hospital)(1)                5.750     03/15/2028     11/30/2011(B)         360,130
      50,000     Mammoth Lakes, CA Community
                 Facilities District (North
                 Village Area)(1)                       5.750     10/01/2033     09/03/2029(A)          43,145
      20,000     Manhattan Beach, CA Water &
                 Wastewater Authority COP(1)            5.750     09/01/2020     11/30/2011(B)          20,007
      25,000     Manzanita, CA Elementary School
                 District(1)                            5.600     08/01/2025     08/01/2012(B)          25,163
      10,000     Martinez, CA Mtg. (Ridgecrest
                 Apartments)(1)                         5.625     07/01/2025     11/30/2011(B)          10,010
      55,000     Maywood, CA Public Financing
                 Authority(1)                           6.500     09/01/2018     06/28/2013(B)          55,569
   1,045,000     Mendocino Coast, CA Healthcare
                 District(1)                            5.875     02/01/2020     11/30/2011(B)       1,046,536
      25,000     Menifee, CA Union School
                 District Special Tax(1)                6.050     09/01/2026     09/01/2012(B)          25,006
     275,000     Mill Valley, CA COP (The
                 Redwoods)(1)                           5.750     12/01/2020     11/30/2011(B)         275,965
      10,000     Milpitas, CA Improvement Bond
                 Act 1915(1)                            5.700     09/02/2018     10/12/2016(A)          10,282
     100,000     Modesto, CA Irrigation
                 District(1)                            5.000     09/01/2012     11/30/2011(B)         100,348
      10,000     Monrovia, CA Redevel. Agency
                 Public Parking Facilities              5.200     04/01/2013     11/30/2011(B)          10,027
      10,000     Montclair, CA Redevel. Agency
                 Mobile Home Park (Augusta Homes
                 Villa Del Arroyo)(1)                   6.100     11/15/2037     09/06/2034(A)           9,846
      25,000     Montclair, CA Redevel. Agency
                 Mobile Home Park (Hacienda
                 Mobile Home Park)(1)                   6.000     11/15/2029     11/15/2014(B)          25,040
      20,000     Montclair, CA Redevel. Agency
                 Mobile Home Park (Villa Mobile
                 Home Park)(1)                          6.100     06/15/2029     12/15/2011(B)          19,997
     415,000     Montebello, CA Community
                 Redevel. Agency (Montebello
                 Hills Redevel.)(1)                     5.500     03/01/2014     03/01/2012(B)         417,714
      10,000     Montebello, CA Community
                 Redevel. Agency (South
                 Montebello)(1)                         5.500     09/01/2022     03/28/2021(A)           9,370
      65,000     Monterey, CA Joint Powers
                 Financing Authority (Materials
                 Recovery Facilities)                   5.600     03/01/2012     11/30/2011(B)          65,436
      65,000     Monterey, CA Joint Powers
                 Financing Authority (Materials
                 Recovery Facilities)                   5.600     03/01/2013     11/30/2011(B)          65,569

             20 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     65,000     Monterey, CA Joint Powers
                 Financing Authority (Materials
                 Recovery Facilities)(1)                5.700%    03/01/2015     11/30/2011(B)   $      65,861
      20,000     Monterey, CA Joint Powers
                 Financing Authority (Materials
                 Recovery Facilities)(1)                5.700     03/01/2016     11/30/2011(B)          20,308
      10,000     Moorpark, CA Special Tax
                 Community Facilities District
                 No. 97-1(1)                            6.400     09/01/2017     03/01/2012(B)          10,043
     140,000     Moorpark, CA Special Tax
                 Community Facilities District
                 No. 97-1(1)                            6.700     09/01/2027     03/01/2012(B)         139,971
     430,000     Moreno Valley, CA Unified
                 School District Community
                 Facilities District Special Tax
                 No. 2003-2(1)                          5.950     09/01/2034     03/01/2012(B)         430,800
     400,000     Moreno Valley, CA Unified
                 School District Community
                 Facilities District Special Tax
                 No. 2004-6(1)                          5.000     09/01/2022     09/25/2021(A)         386,656
     300,000     Morgan Hill, CA COP (Water
                 System)(1)                             5.125     06/01/2021     12/01/2011(B)         300,885
      30,000     Murrieta County, CA Water
                 District Special Tax Community
                 Facilities District No. 88-1(1)        6.700     12/01/2030     12/01/2011(B)          30,162
      10,000     Murrieta, CA Community
                 Facilities District Special Tax
                 (Blackmore Ranch)(1)                   6.100     09/01/2034     09/24/2027(A)           9,526
     835,000     Murrieta, CA Community
                 Facilities District Special Tax
                 (Bluestone)(1)                         6.250     09/01/2025     09/01/2013(B)         837,488
      20,000     Murrieta, CA Community
                 Facilities District Special Tax
                 (Bluestone)(1)                         6.300     09/01/2031     05/07/2029(A)          19,665
     105,000     Murrieta, CA Community
                 Facilities District Special Tax
                 (Murrieta Springs)(1)                  5.500     09/01/2034     10/10/2032(A)          93,498
      50,000     Murrieta, CA Improvement Bond
                 Act 1915(1)                            6.375     09/01/2031     08/28/2013(B)          50,016
      10,000     Needles, CA Public Utility
                 Authority(1)                           6.350     02/01/2012     11/30/2011(B)          10,014
     230,000     Needles, CA Public Utility
                 Authority(1)                           6.650     02/01/2032     02/12/2028(A)         223,940
   2,550,000     Northern CA Tobacco
                 Securitization Authority
                 (TASC)(1)                              4.750     06/01/2023     07/31/2016(A)       2,194,326
   1,820,000     Northern, CA Inyo County Local
                 Hospital District(1)                   5.000     12/01/2015     01/05/2014(A)       1,863,079
      35,000     Novato, CA GO(1)                       5.000     08/01/2012     11/30/2011(B)          35,133
     225,000     Novato, CA GO(1)                       5.250     08/01/2017     02/01/2012(B)         227,360
      30,000     Oakdale, CA Public Financing
                 Authority Tax Allocation
                 (Central City Redevel.)(1)             5.900     06/01/2014     12/01/2011(B)          30,045

             21 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     10,000     Oakdale, CA Public Financing
                 Authority Tax Allocation
                 (Central City Redevel.)(1)             6.000%    06/01/2019     12/01/2011(B)   $      10,001
      50,000     Oakdale, CA Public Financing
                 Authority Tax Allocation
                 (Central City Redevel.)(1)             6.100     06/01/2027     03/29/2024(A)          47,169
     360,000     Oakland, CA Joint Powers
                 Financing Authority(1)                 5.500     09/02/2024     03/02/2012(B)         362,977
   3,000,000     Oakland, CA Unified School
                 District(1)                            5.250     08/01/2024     08/01/2012(B)       3,030,360
   1,000,000     Oakland, CA Unified School
                 District(1)                            6.125     08/01/2029     08/01/2019(B)       1,073,120
      25,000     Ontario, CA Improvement Bond
                 Act 1915(1)                            6.800     09/02/2013     03/02/2012(B)          25,264
   2,000,000     Ontario, CA Improvement Bond
                 Act 1915 Assessment District
                 No. 108(1)                             7.500     09/02/2020     03/02/2012(B)       2,039,120
      15,000     Orange County, CA Improvement
                 Bond Act 1915(1)                       5.500     09/02/2016     03/02/2012(B)          15,105
      10,000     Orange County, CA Improvement
                 Bond Act 1915 (Irvine Coast
                 Assessment)(1)                         5.375     09/02/2012     03/02/2012(B)          10,118
      20,000     Orange County, CA Improvement
                 Bond Act 1915 (Irvine Coast
                 Assessment)(1)                         5.850     09/02/2013     03/02/2012(B)          20,241
      55,000     Oroville, CA Hospital(1)               5.400     12/01/2022     11/30/2011(B)          55,043
   1,415,000     Oxnard, CA Harbor District(1)          5.550     08/01/2013     02/01/2012(B)       1,431,159
      25,000     Oxnard, CA Improvement Bond Act
                 1915(1)                                5.625     09/02/2027     10/11/2025(A)          22,682
      10,000     Oxnard, CA Special Tax
                 Community Facilities District
                 No. 1(1)                               6.000     09/01/2027     03/01/2012(B)          10,006
      45,000     Pajaro Valley, CA Water
                 Management Agency COP(1)               5.500     03/01/2018     03/01/2018             44,348
     500,000     Palm Springs, CA Airport
                 Passenger Facilities (Palm
                 Springs International
                 Airport)(1)                            6.000     07/01/2018     08/10/2016(A)         495,600
     100,000     Palmdale, CA Civic Authority
                 (Civic Center)(1)                      5.600     07/01/2015     11/30/2011(B)         100,154
     125,000     Palmdale, CA Community
                 Facilities District Special
                 Tax(1)                                 5.400     09/01/2035     10/10/2033(A)         111,514
     700,000     Palmdale, CA Elementary School
                 District Special Tax Community
                 Facilities District No. 90-1(1)        5.700     08/01/2018     11/30/2011(B)         701,666
     100,000     Palo Alto, CA Improvement Bond
                 Act 1915 (University Ave.
                 Area)(1)                               5.100     09/02/2024     09/02/2024             92,352
     100,000     Palo Alto, CA Improvement Bond
                 Act 1915 (University Ave.
                 Area)(1)                               5.125     09/02/2025     09/02/2025             91,493
      45,000     Palo Alto, CA Improvement Bond
                 Act 1915 (University Ave.
                 Area)(1)                               5.700     09/02/2018     03/02/2012(B)          46,084
     100,000     Palomar Pomerado, CA Health
                 System(1)                              5.375     11/01/2013     11/30/2011(B)         100,153

             22 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     25,000     Pasadena, CA Public Financing
                 Authority (Orange Grove & Villa
                 Parke)(1)                              5.450%    06/01/2012     12/01/2011(B)   $      25,045
     275,000     Perris, CA Community Facilities
                 District Special Tax(1)                6.375     09/01/2032     09/01/2014(B)         277,338
      60,000     Perris, CA Public Financing
                 Authority(1)                           5.750     09/01/2024     09/01/2016(B)          60,422
     150,000     Perris, CA Public Financing
                 Authority(1)                           7.875     09/01/2025     11/30/2011(B)         150,248
      20,000     Perris, CA Public Financing
                 Authority, Series A(1)                 6.125     09/01/2034     09/01/2016(B)          20,035
      10,000     Petaluma, CA Improvement Bond
                 Act 1915(1)                            6.000     09/02/2020     03/02/2012(B)          10,005
     500,000     Pittsburg, CA Redevel. Agency
                 (Los Medanos Community
                 Devel.)(1)                             5.850     08/01/2018     02/01/2012(B)         501,975
   4,550,000     Placentia, CA Redevel. Agency
                 Tax Allocation(1)                      7.750     02/01/2014     02/01/2012(B)       4,583,215
      50,000     Placer County, CA Community
                 Facilities District(1)                 6.500     09/01/2026     10/17/2024(A)          49,063
       5,000     Placer County, CA Community
                 Facilities District Special Tax
                 No. 2001-1 (Dry Creek)(1)              5.700     09/01/2013     11/30/2011(B)           5,060
       5,000     Placer County, CA Community
                 Facilities District Special Tax
                 No. 2001-1 (Dry Creek)(1)              6.300     09/01/2019     09/01/2012(B)           5,031
      10,000     Pleasant Hill, CA Special Tax
                 Downtown Community Facilities
                 District No. 1(1)                      5.875     09/01/2025     03/30/2024(A)           9,727
      30,000     Port of Oakland, CA(1)                 5.250     11/01/2027     11/01/2012(B)          30,094
      60,000     Port of Oakland, CA(1)                 5.375     11/01/2027     11/01/2012(B)          60,260
     110,000     Port Redwood City, CA GO(1)            5.400     06/01/2019     12/01/2011(B)         109,997
      40,000     Poway, CA Public Financing
                 Authority (Water Services)(1)          5.500     11/01/2015     11/25/2011(B)          40,065
     100,000     Poway, CA Unified School
                 District(1)                            7.125     09/15/2026     03/15/2012(B)         107,987
     100,000     Poway, CA Unified School
                 District(1)                            7.125     09/15/2027     03/15/2012(B)         107,572
     200,000     Poway, CA Unified School
                 District(1)                            7.250     09/15/2028     03/15/2012(B)         215,750
     100,000     Poway, CA Unified School
                 District(1)                            7.375     09/15/2029     03/15/2012(B)         108,228
     270,000     Poway, CA Unified School
                 District(1)                            7.500     09/15/2032     03/15/2012(B)         292,329
   1,115,000     Poway, CA Unified School
                 District Special Tax(1)                6.125     09/01/2033     03/01/2012(B)       1,116,305
      30,000     Poway, CA Unified School
                 District Special Tax Community
                 Facilities District No. 10(1)          5.750     09/01/2032     03/01/2028(A)          29,147
      25,000     Poway, CA Unified School
                 District Special Tax Community
                 Facilities District No. 10(1)          5.950     09/01/2018     03/01/2012(B)          25,118

             23 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     35,000     Poway, CA Unified School
                 District Special Tax Community
                 Facilities District No. 10(1)          6.100%    09/01/2031     03/01/2012(B)   $      35,007
      10,000     Rancho Cucamonga, CA Public
                 Finance Authority(1)                   6.000     09/02/2020     11/30/2011(B)          10,000
      20,000     Rancho Mirage, CA Improvement
                 Bond Act 1915(1)                       5.500     09/02/2024     05/03/2022(A)          18,097
      30,000     Rancho Mirage, CA Improvement
                 Bond Act 1915(1)                       5.750     09/02/2022     03/28/2021(A)          29,313
      55,000     Redding, CA Improvement Bond
                 Act 1915 (Tierra Oaks
                 Assessment District 1993-1)(1)         7.000     09/02/2013     03/02/2012(B)          57,119
      10,000     Redlands, CA Community
                 Facilities District(1)                 5.850     09/01/2033     05/27/2031(A)           8,742
      50,000     Rialto, CA Special Tax
                 Community Facilities District
                 No. 2006-1(1)                          5.000     09/01/2016     03/16/2016(A)          51,160
      25,000     Rialto, CA Special Tax
                 Community Facilities District
                 No. 2006-1(1)                          5.050     09/01/2017     09/01/2016(B)          25,287
      65,000     Rialto, CA Special Tax
                 Community Facilities District
                 No. 2006-1(1)                          5.125     09/01/2018     09/01/2018             64,977
     100,000     Rialto, CA Special Tax
                 Community Facilities District
                 No. 2006-1(1)                          5.200     09/01/2019     09/01/2019             98,415
     100,000     Rialto, CA Special Tax
                 Community Facilities District
                 No. 2006-1(1)                          5.250     09/01/2020     09/01/2020             96,768
      50,000     Rialto, CA Special Tax
                 Community Facilities District
                 No. 2006-1(1)                          5.250     09/01/2021     09/01/2021             47,705
     100,000     Richmond, CA Redevel. Agency
                 (Harbour Redevel.)(1)                  5.500     07/01/2018     11/30/2011(B)         100,339
      80,000     River Islands, CA Public
                 Financing Authority(1)                 6.000     09/01/2027     06/22/2024(A)          56,750
     100,000     River Islands, CA Public
                 Financing Authority(1)                 6.150     09/01/2035     06/24/2032(A)          67,390
     130,000     Riverside County, CA Community
                 Facilities District Special
                 Tax(1)                                 5.000     09/01/2012     09/01/2012            132,660
      15,000     Riverside County, CA Community
                 Facilities District Special
                 Tax(1)                                 6.000     09/01/2030     05/01/2028(A)          13,158
     150,000     Riverside County, CA Community
                 Facilities District Special Tax
                 No. 87-1(1)                            5.100     09/01/2013     03/01/2012(B)         155,504
     215,000     Riverside County, CA Community
                 Facilities District Special Tax
                 No. 87-1(1)                            5.150     09/01/2014     03/01/2012(B)         222,656
     385,000     Riverside County, CA Community
                 Facilities District Special Tax
                 No. 87-1(1)                            5.200     09/01/2015     03/01/2012(B)         398,336
     225,000     Riverside County, CA Community
                 Facilities District Special Tax
                 No. 87-1(1)                            5.250     09/01/2016     03/01/2012(B)         232,522

             24 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$    210,000     Riverside County, CA Community
                 Facilities District Special Tax
                 No. 88-8(1)                            5.350%    09/01/2012     09/01/2012      $     214,208
     430,000     Riverside County, CA Community
                 Facilities District Special Tax
                 No. 88-8(1)                            5.400     09/01/2013     09/01/2013            445,557
     450,000     Riverside County, CA Community
                 Facilities District Special Tax
                 No. 88-8(1)                            5.450     09/01/2014     09/01/2014            470,804
     475,000     Riverside County, CA Community
                 Facilities District Special Tax
                 No. 88-8(1)                            5.500     09/01/2015     09/01/2015            499,372
     220,000     Riverside County, CA Public
                 Financing Authority(1)                 5.250     10/01/2017     11/30/2011(B)         220,367
     425,000     Riverside County, CA Public
                 Financing Authority COP(1)             5.750     05/15/2019     03/03/2016(A)         367,068
     305,000     Riverside County, CA Redevel.
                 Agency (Jurupa Valley
                 Redevel.)(1)                           5.750     10/01/2020     10/01/2020            315,733
      50,000     Riverside, CA Improvement Bond
                 Act 1915(1)                            8.250     09/02/2016     03/02/2012(B)          50,705
     200,000     Riverside, CA Improvement Bond
                 Act 1915 (Riverwalk Business)(1)       6.250     09/02/2029     09/02/2015(B)         200,316
       5,000     Riverside, CA Improvement Bond
                 Act 1915 (Sycamore Canyon
                 Assessment District)(1)                8.500     09/02/2012     03/02/2012(B)           5,101
      50,000     Riverside, CA Special Tax
                 Community Facilities District
                 No. 90-1, Series A(1)                  5.500     09/01/2015     03/01/2012(B)          50,355
      10,000     Riverside, CA Unified School
                 District(1)                            5.000     02/01/2027     02/01/2012(B)          10,221
     100,000     Riverside, CA Unified School
                 District(1)                            5.350     09/01/2024     03/04/2024(A)          97,173
      90,000     Riverside, CA Unified School
                 District(1)                            5.450     09/01/2025     10/11/2023(A)          88,926
     100,000     Riverside, CA Unified School
                 District(1)                            5.500     09/01/2034     10/11/2032(A)          92,072
      80,000     Riverside, CA Unified School
                 District(1)                            5.700     09/01/2034     01/13/2031(A)          76,134
      10,000     Riverside, CA Unified School
                 District(1)                            6.000     09/01/2029     03/01/2012(B)          10,000
      25,000     Romoland, CA School District
                 Special Tax(1)                         6.000     09/01/2033     11/10/2029(A)          24,492
      50,000     Romoland, CA School District
                 Special Tax(1)                         6.375     09/01/2033     09/01/2012(B)          50,077
      50,000     Romoland, CA School District
                 Special Tax(1)                         6.375     09/01/2033     09/01/2012(B)          50,077

             25 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     10,000     Roseville, CA Special Tax
                 Community Facilities District
                 No. 1 (Westpark)(1)                    4.300%    09/01/2012     09/01/2012      $      10,144
      25,000     Sacramento County, CA COP(1)           5.375     02/01/2019     11/30/2011(B)          25,012
     990,000     Sacramento County, CA Hsg.
                 Authority (Cottage Estates
                 Apartments)(1)                         6.000     02/01/2033     07/30/2012(B)         990,475
   1,500,000     Sacramento County, CA Hsg.
                 Authority (Verandas Apartments
                 Senior Community)(1)                   5.700     03/01/2034     09/01/2012(B)       1,510,035
     295,000     Sacramento, CA City Financing
                 Authority                              5.250     05/01/2015     11/30/2011(B)         295,392
     500,000     Sacramento, CA City Financing
                 Authority (California EPA
                 Building)                              5.250     05/01/2019     11/30/2011(B)         500,555
      10,000     Sacramento, CA Improvement Bond
                 Act 1915 (Citywide Landscaping
                 & Lighting)(1)                         5.500     09/02/2016     11/30/2011(B)          10,025
   1,470,000     Sacramento, CA Special Tax
                 (North Natomas Community
                 Facilities)(1)                         5.700     09/01/2023     03/01/2012(B)       1,481,393
      30,000     Sacramento, CA Special Tax
                 (North Natomas Community
                 Facilities)(1)                         6.300     09/01/2026     03/01/2012(B)          30,049
     440,000     Saddleback Valley, CA Unified
                 School District                        5.650     09/01/2017     11/30/2011(B)         441,584
      95,000     Salida, CA Public Facilities
                 Financing Agency(1)                    5.250     09/01/2028     11/30/2011(B)          95,258
     300,000     Salida, CA Public Facilities
                 Financing Agency Community
                 Facilities District Special Tax        5.250     09/01/2018     11/30/2011(B)         300,915
     180,000     Salinas Valley, CA Solid Waste
                 Authority(1)                           5.625     08/01/2015     08/01/2012(B)         182,732
   1,000,000     Salinas Valley, CA Solid Waste
                 Authority(1)                           5.625     08/01/2018     08/01/2012(B)       1,008,800
     100,000     Salinas, CA Improvement Bond
                 Act 1915(1)                            5.450     09/02/2013     09/02/2013            102,934
      50,000     Salinas, CA Improvement Bond
                 Act 1915 (Bella Vista)(1)              5.500     09/02/2013     03/02/2012(B)          51,822
     105,000     Salinas, CA Redevel. Agency Tax
                 Allocation (Central City
                 Revitalization)(1)                     5.500     11/01/2023     11/26/2011(B)         105,361
     120,000     San Bernardino County, CA
                 (Single Family Mtg.)                   5.376(2)  05/01/2031     09/26/2014(A)          41,966
      65,000     San Bernardino County, CA COP
                 (Medical Center Financing)(1)          5.250     08/01/2016     11/30/2011(B)          65,120
      90,000     San Bernardino County, CA Hsg.
                 Authority (Friendly Village
                 Mobile Home Park Corp.)(1)             6.700     03/20/2043     03/20/2013(B)          95,749
      60,000     San Bernardino County, CA Hsg.
                 Authority (Glen Aire Mobile
                 Home Park)(1)                          6.700     12/20/2041     11/20/2011(B)          63,195

             26 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     30,000     San Bernardino, CA Joint Powers
                 Financing(1)                           5.000%    09/01/2013     11/30/2011(B)   $      30,073
     135,000     San Bernardino, CA Joint Powers
                 Financing Authority (California
                 Dept. of Transportation
                 Lease)(1)                              5.500     12/01/2020     11/30/2011(B)         135,163
     285,000     San Bernardino, CA Joint Powers
                 Financing Authority (California
                 Dept. of Transportation
                 Lease)(1)                              5.500     12/01/2020     11/30/2011(B)         285,467
      55,000     San Bernardino, CA Joint Powers
                 Financing Authority (City
                 Hall)(1)                               5.600     01/01/2015     11/30/2011(B)          55,161
     135,000     San Bernardino, CA Joint Powers
                 Financing Authority (Police
                 Station)(1)                            5.500     09/01/2024     03/27/2023(A)         133,765
     150,000     San Bernardino, CA Joint Powers
                 Financing Authority (Tax
                 Allocation)(1)                         6.625     04/01/2026     07/07/2023(A)         148,413
     685,000     San Bernardino, CA Mountains
                 Community Hospital District COP        5.000     02/01/2017     03/08/2015(A)         609,808
      30,000     San Bernardino, CA Redevel.
                 Agency (Ramona Senior
                 Complex)(1)                            7.875     07/01/2025     03/09/2020(A)          28,893
   2,250,000     San Diego County, CA
                 (Developmental Services
                 Foundation) COP(1)                     5.500     09/01/2017     09/01/2012(B)       2,282,243
     280,000     San Diego, CA Convention
                 Center(1)                              5.250     04/01/2015     11/30/2011(B)         280,636
      50,000     San Diego, CA Convention Center
                 Expansion Financing Authority          5.250     04/01/2013     11/30/2011(B)          50,136
     100,000     San Diego, CA Foundation
                 Auxiliary Organization (San
                 Diego State University
                 Foundation)(1)                         5.000     03/01/2022     03/01/2012(B)         100,072
     140,000     San Diego, CA Mtg. (Mariners
                 Cove)(1)                               5.800     09/01/2015     11/30/2011(B)         140,413
       5,000     San Diego, CA Redevel. Agency          6.000     11/01/2015     11/25/2011(B)           5,019
     150,000     San Diego, CA Redevel. Agency
                 (Centre City)(1)                       5.250     09/01/2021     11/30/2011(B)         151,824
      25,000     San Diego, CA Redevel. Agency
                 (Centre City)(1)                       5.350     09/01/2024     09/01/2012(B)          25,016
   1,000,000     San Diego, CA Redevel. Agency
                 (Centre City)(1)                       6.400     09/01/2019     11/30/2011(B)       1,001,100
     105,000     San Diego, CA Redevel. Agency
                 (Mt. Hope Redevel.)(1)                 5.875     10/01/2019     11/30/2011(B)         105,379
      70,000     San Diego, CA Redevel. Agency
                 (North Bay Redevel.)(1)                5.800     09/01/2022     11/30/2011(B)          70,034
     300,000     San Diego, CA Redevel. Agency
                 (North Bay Redevel.)(1)                5.875     09/01/2030     11/30/2011(B)         300,060
      60,000     San Diego, CA Redevel. Agency
                 (North Park Redevel.)(1)               5.600     09/01/2019     11/30/2011(B)          60,089
     710,000     San Diego, CA Redevel. Agency
                 (North Park Redevel.)(1)               5.900     09/01/2025     11/30/2011(B)         710,320
      25,000     San Diego, CA Redevel. Agency
                 Tax Allocation (North Park
                 Redevel.)(1)                           5.900     09/01/2030     11/30/2011(B)          25,015

             27 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$    185,000     San Francisco, CA City & County
                 Airports Commission(1)                 5.250%    01/01/2026     11/30/2011(B)   $     185,020
      25,000     San Francisco, CA City & County
                 Airports Commission(1)                 5.500     05/01/2016     05/01/2012(B)          25,641
      10,000     San Francisco, CA City & County
                 Airports Commission (SFO Fuel
                 Company)                               5.000     01/01/2014     11/30/2011(B)          10,021
     285,000     San Francisco, CA City & County
                 Airports Commission (SFO Fuel
                 Company)(1)                            5.125     01/01/2017     11/30/2011(B)         285,425
      55,000     San Francisco, CA City & County
                 Airports Commission (SFO Fuel
                 Company)(1)                            5.250     01/01/2020     11/30/2011(B)          55,053
      40,000     San Francisco, CA City & County
                 Airports Commission (SFO Fuel
                 Company)(1)                            5.250     01/01/2021     11/30/2011(B)          40,032
      50,000     San Francisco, CA City & County
                 Airports Commission (SFO Fuel
                 Company)(1)                            5.250     01/01/2027     11/30/2011(B)          50,002
     490,000     San Francisco, CA City & County
                 Airports Commission (SFO Fuel
                 Company)(1)                            6.125     01/01/2027     11/30/2011(B)         490,617
   1,500,000     San Francisco, CA City & County
                 AirportsCommission (SFO Fuel
                 Company)(1)                            5.250     01/01/2019     11/30/2011(B)       1,501,695
      45,000     San Francisco, CA City & County
                 Improvement Bond Act 1915(1)           6.850     09/02/2026     03/02/2012(B)          46,438
      25,000     San Francisco, CA City & County
                 Parking Authority (Parking
                 Meter)(1)                              5.000     06/01/2018     11/30/2011(B)          25,075
      25,000     San Francisco, CA City & County
                 Redevel. Financing (George R.
                 Moscone Center)(1)                     5.250     07/01/2018     11/30/2011(B)          25,338
     350,000     San Gorgonio, CA Memorial
                 Health Care District(1)                5.000     08/01/2022     08/01/2013(B)         351,838
      25,000     San Joaquin County, CA
                 Community Facilities District
                 Special Tax (Delta Farms)(1)           6.125     09/01/2024     06/24/2021(A)          23,814
     500,000     San Joaquin County, CA COP
                 General Hospital(1)                    5.250     09/01/2013     11/30/2011(B)         501,300
      15,000     San Jose, CA Finance Authority
                 (Convention Center)(1)                 5.000     09/01/2017     11/30/2011(B)          15,045
      50,000     San Jose, CA Finance Authority
                 (Convention Center)(1)                 5.000     09/01/2018     11/30/2011(B)          50,163
      50,000     San Jose, CA Financing
                 Authority (Convention Center)(1)       5.000     09/01/2019     11/30/2011(B)          50,163
      20,000     San Jose, CA Improvement Bond
                 Act 1915(1)                            5.600     09/02/2016     03/02/2012(B)          20,667
      25,000     San Jose, CA Improvement Bond
                 Act 1915(1)                            5.700     09/02/2018     03/02/2012(B)          25,787

             28 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     95,000     San Jose, CA Improvement Bond
                 Act 1915(1)                            5.750%    09/02/2019     09/02/2019      $      97,338
      60,000     San Jose, CA Improvement Bond
                 Act 1915(1)                            5.750     09/02/2020     09/02/2020             60,491
     235,000     San Jose, CA Libraries &
                 Parks(1)                               5.000     09/01/2018     11/30/2011(B)         235,841
     255,000     San Jose, CA Multifamily Hsg.
                 (Almaden Senior Hsg.
                 Partners)(1)                           5.350     07/15/2034     05/15/2016(B)         265,458
      30,000     San Jose, CA Multifamily Hsg.
                 (El Parador Apartments)(1)             6.100     01/01/2031     05/04/2023(A)          28,410
     325,000     San Jose, CA Multifamily Hsg.
                 (Sixth & Martha Family
                 Apartments)(1)                         5.875     03/01/2033     03/01/2012(B)         326,076
      20,000     San Jose, CA Redevel. Agency           5.500     08/01/2014     11/30/2011(B)          20,032
      10,000     San Jose, CA Redevel. Agency(1)        5.500     08/01/2016     11/30/2011(B)          10,011
      95,000     San Jose, CA Redevel. Agency(1)        5.750     08/01/2017     02/01/2012(B)          95,833
   5,300,000     San Jose, CA Redevel. Agency(1)        5.850     08/01/2027     02/01/2012(B)       5,324,645
       5,000     San Jose, CA Redevel. Agency
                 Tax Allocation(1)                      5.600     08/01/2019     11/30/2011(B)           5,005
     180,000     San Marcos, CA Public
                 Facilities Authority(1)                5.800     09/01/2018     03/01/2012(B)         180,922
      35,000     San Marcos, CA Redevel. Agency
                 Tax Allocation (Affordable
                 Hsg.)(1)                               5.650     10/01/2028     11/30/2011(B)          35,017
   1,715,000     Santa Clara County, CA Hsg.
                 Authority (John Burns Gardens
                 Apartments)(1)                         5.850     08/01/2031     02/01/2013(B)       1,715,669
      80,000     Santa Clara County, CA Hsg.
                 Authority (Rivertown
                 Apartments)(1)                         5.700     08/01/2021     02/01/2013(B)          80,360
      75,000     Santa Clara, CA Redevel. Agency
                 Tax Allocation (Bayshore
                 North)(1)                              5.000     06/01/2015     12/01/2011(B)          75,131
      50,000     Santa Clara, CA Redevel. Agency
                 Tax Allocation (Bayshore
                 North)(1)                              5.250     06/01/2018     12/01/2011(B)          50,060
     995,000     Santa Clara, CA Redevel. Agency
                 Tax Allocation (Bayshore
                 North)(1)                              5.250     06/01/2019     12/01/2011(B)         995,965
      35,000     Santa Cruz County, CA Hsg.
                 Authority (Northgate
                 Apartments)(1)                         5.350     07/20/2022     11/30/2011(B)          35,026
      85,000     Santa Fe Springs, CA Community
                 Devel. Commission Tax
                 Allocation(1)                          5.375     09/01/2018     11/30/2011(B)          85,077
     800,000     Santa Fe Springs, CA Community
                 Devel. Commission Tax
                 Allocation(1)                          5.375     09/01/2021     11/30/2011(B)         800,304
      25,000     Santa Maria, CA COP(1)                 5.500     08/01/2021     11/30/2011(B)          25,005
      25,000     Santa Nella County, CA Water
                 District(1)                            6.250     09/02/2028     02/05/2022(A)          19,368
      20,000     Santa Rosa, CA Improvement Bond
                 Act 1915 (Nielson Ranch)(1)            6.700     09/02/2022     03/02/2012(B)          20,242
      45,000     Santaluz, CA Special Tax
                 Community Facilities District
                 No. 2(1)                               5.500     09/01/2030     04/27/2028(A)          43,965
     825,000     Santaluz, CA Special Tax
                 Community Facilities District
                 No. 2(1)                               6.375     09/01/2030     03/01/2012(B)         826,848

             29 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     70,000     Saugus, CA Union School
                 District Special Tax(1)                6.250%    09/01/2028     09/01/2020(B)   $      70,701
      90,000     Saugus, CA Union School
                 District Special Tax(1)                6.375     09/01/2029     09/01/2020(B)          91,049
      50,000     Saugus/Hart, CA School
                 Facilities Financing
                 Authority(1)                           6.100     09/01/2032     03/01/2012(B)          50,124
   1,995,000     Saugus/Hart, CA School
                 Facilities Financing
                 Authority(1)                           6.125     09/01/2033     03/01/2012(B)       1,999,968
   1,390,000     Selma, CA Redevel. Agency(1)           5.750     09/01/2024     09/01/2024          1,305,808
      15,000     Sequoia, CA Hospital District(1)       5.375     08/15/2023     11/30/2011(B)          16,166
     110,000     Shafter, CA Community Devel.
                 Agency Tax Allocation(1)               5.000     11/01/2013     11/01/2013            112,690
     100,000     Shafter, CA Community Devel.
                 Agency Tax Allocation(1)               5.250     11/01/2017     11/01/2016(B)         100,523
     100,000     Shafter, CA Community Devel.
                 Agency Tax Allocation(1)               5.300     11/01/2018     11/01/2018             98,475
     100,000     Shafter, CA Community Devel.
                 Agency Tax Allocation(1)               5.350     11/01/2019     11/01/2019             97,202
     100,000     Shafter, CA Community Devel.
                 Agency Tax Allocation(1)               5.375     11/01/2020     11/01/2020             95,301
      65,000     South Orange County, CA Public
                 Financing Authority(1)                 5.375     08/15/2013     11/30/2011(B)          65,249
      25,000     Southern CA Public Power
                 Authority(1)                           5.500     07/01/2020     11/30/2011(B)          25,093
      10,000     Southern CA Public Power
                 Authority(1)                           5.750     07/01/2021     11/30/2011(B)          10,039
   7,245,000     Southern CA Tobacco
                 Securitization Authority(1)            4.750     06/01/2025     04/24/2016(A)       6,123,764
   2,235,000     Southern CA Tobacco
                 Securitization Authority
                 (TASC)(1)                              5.000     06/01/2037     04/30/2029(A)       1,557,035
     125,000     Spreckels, CA Union School
                 District(1)                            6.125     08/01/2017     11/30/2011(B)         125,605
     200,000     Stockton, CA COP (Wastewater
                 System)(1)                             5.125     09/01/2016     11/30/2011(B)         200,274
      30,000     Stockton, CA Improvement Bond
                 Act 1915(1)                            5.800     09/02/2020     03/02/2012(B)          30,026
       5,000     Susanville, CA Public Financing
                 Authority(1)                           7.750     09/01/2017     11/30/2011(B)           5,020
     100,000     Taft, CA Public Financing
                 Authority (Community
                 Correctional Facility)(1)              6.050     01/01/2017     11/30/2011(B)         100,257
      15,000     Tejon Ranch, CA Public
                 Facilities Finance Authority(1)        7.200     09/01/2030     03/01/2013(B)          15,102
     715,000     Tejon Ranch, CA Public
                 Facilities Finance Authority
                 Special Tax (Community
                 Facilities District
                 No. 1)(1)                              7.200     09/01/2030     02/26/2013(B)         719,848
      30,000     Temecula Valley, CA Unified
                 School District Community
                 Facilities District No. 02-1(1)        6.125     09/01/2033     10/15/2031(A)          29,275

             30 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$  1,485,000     Torrance, CA Hospital (Torrance
                 Memorial Medical Center)(1)            6.000%    06/01/2022     11/30/2011(B)   $   1,504,320
      20,000     Torrance, CA Redevel. Agency
                 (Downtown Redevel.)(1)                 5.550     09/01/2018     11/30/2011(B)          20,014
     175,000     Tracy, CA Area Public
                 Facilities Financing Agency(1)         5.875     10/01/2013     04/01/2012(B)         177,347
   1,430,000     Tracy, CA Area Public
                 Facilities Financing Agency(1)         5.875     10/01/2019     04/01/2012(B)       1,437,908
      50,000     Tracy, CA Community Facilities
                 District(1)                            5.400     09/01/2015     11/30/2011(B)          50,102
      50,000     Tracy, CA Community Facilities
                 District(1)                            6.100     09/01/2015     11/30/2011(B)          50,099
      50,000     Tracy, CA Community Facilities
                 District(1)                            6.300     09/01/2026     11/30/2011(B)          50,010
      10,000     Tracy, CA Community Facilities
                 District(1)                            6.500     09/01/2020     11/30/2011(B)          10,009
      25,000     Tracy, CA Community Facilities
                 District (205 Parcel Glen)(1)          6.250     09/01/2032     09/02/2014(B)          25,023
   1,095,000     Tracy, CA Community Facilities
                 District (South Mac Arthur
                 Area)(1)                               6.000     09/01/2027     11/30/2011(B)       1,095,635
      30,000     Tracy, CA Community Facilities
                 District (South Mac Arthur
                 Area)(1)                               6.300     09/01/2017     11/30/2011(B)          30,046
      35,000     Tracy, CA Improvement Bond Act
                 1915(1)                                5.700     09/02/2023     03/02/2012(B)          34,998
      75,000     Tracy, CA Operating Partnership
                 Joint Powers Authority(1)              6.100     09/02/2021     03/02/2013(B)          75,632
      30,000     Truckee-Donner, CA Public
                 Utility District Special Tax(1)        5.800     09/01/2035     05/26/2033(A)          23,492
      75,000     Truckee-Donner, CA Public
                 Utility District Special Tax(1)        6.000     09/01/2028     06/07/2026(A)          73,439
      20,000     Truckee-Donner, CA Public
                 Utility District Special Tax(1)        6.100     09/01/2033     11/01/2031(A)          19,343
     750,000     Turlock, CA Health Facility
                 (Emanuel Medical Center) COP(1)        5.000     10/15/2017     10/27/2016(A)         765,848
      25,000     Tustin, CA Unified School
                 District(1)                            5.000     06/01/2020     11/30/2011(B)          25,581
   2,210,000     Upland, CA Community Facilities
                 District Special Tax (Colonies
                 at San Antonio)(1)                     5.900     09/01/2024     09/01/2013(B)       2,231,548
      20,000     Vacaville, CA Improvement Bond
                 Act 1915 (East Monte Vista
                 Avenue)(1)                             5.850     09/02/2016     03/02/2012(B)          20,263
      10,000     Vacaville, CA Improvement Bond
                 Act 1915 (Green Tree
                 Reassessment District)(1)              6.300     09/02/2013     03/02/2012(B)          10,294
     195,000     Vacaville, CA Public Financing
                 Authority(1)                           5.400     09/01/2022     11/30/2011(B)         195,140
     200,000     Vacaville, CA Redevel. Agency
                 (Vacaville Community Hsg.)(1)          6.000     11/01/2024     11/30/2011(B)         200,180

             31 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$    275,000     Val Verde, CA Unified School
                 District(1)                            6.125%    09/01/2034     06/25/2031(A)   $     262,787
      25,000     Vallejo, CA Public Financing
                 Authority, Series A(1)                 7.500     09/01/2020     03/01/2012(B)          25,103
      40,000     Vallejo, CA Quadrant
                 Improvement District No. 001(1)        6.000     09/01/2017     09/01/2015(B)          41,068
      30,000     Vallejo, CA Quadrant
                 Improvement District No. 001(1)        6.000     09/01/2026     05/03/2024(A)          27,803
      40,000     Vallejo, CA Quadrant
                 Improvement District No. 001(1)        6.125     09/01/2034     06/24/2031(A)          35,496
      10,000     Valley Center-Pauma, CA Unified
                 School District (Woods Valley
                 Ranch)(1)                              6.000     09/01/2025     09/01/2025              9,752
      20,000     Valley Center-Pauma, CA Unified
                 School District (Woods Valley
                 Ranch)(1)                              6.000     09/01/2028     09/16/2027(A)          18,408
      25,000     Valley Center-Pauma, CA Unified
                 School District (Woods Valley
                 Ranch)(1)                              5.500     09/01/2019     09/01/2019             24,873
   1,825,000     Ventura County, CA Area Hsg.
                 Authority (Mira Vista Senior
                 Apartments)(1)                         5.000     12/01/2022     06/15/2019(A)       1,611,019
      20,000     Ventura County, CA Area Hsg.
                 Authority (Mira Vista Senior
                 Apartments)(1)                         5.050     12/01/2026     03/28/2025(A)          16,866
     145,000     Victor, CA Elementary School
                 District(1)                            5.600     09/01/2034     04/06/2033(A)         127,355
      60,000     Vista, CA Joint Powers
                 Financing Authority(1)                 6.100     10/01/2021     04/01/2012(B)          60,356
       5,000     Vista, CA Joint Powers
                 Financing Authority(1)                 6.250     12/01/2019     12/01/2011(B)           5,009
     260,000     Walnut, CA Unified School
                 District(1)                            7.200     02/01/2016     02/01/2012(B)         272,054
      15,000     Wasco, CA Improvement Bond Act
                 1915(1)                                8.750     09/02/2013     03/02/2012(B)          15,705
     100,000     Wasco, CA Public Financing
                 Authority(1)                           5.375     09/01/2021     09/01/2012(B)         100,447
      15,000     Wasco, CA Public Financing
                 Authority(1)                           7.350     09/15/2015     11/30/2011(B)          15,038
      10,000     Wasco, CA Public Financing
                 Authority(1)                           7.500     09/15/2023     11/30/2011(B)          10,009
     100,000     West Covina, CA Redevel. Agency
                 Tax Allocation (Executive Lodge
                 Apartments)(1)                         5.100     09/01/2014     11/30/2011(B)         100,136
      20,000     West Patterson, CA Financing
                 Authority Special Tax(1)               5.850     09/01/2028     10/30/2026(A)          17,565
      10,000     West Patterson, CA Financing
                 Authority Special Tax(1)               6.000     09/01/2019     09/01/2019              9,962

             32 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
CALIFORNIA CONTINUED
$     15,000     West Patterson, CA Financing
                 Authority Special Tax(1)               6.000%    09/01/2039     05/18/2035(A)   $      12,644
     165,000     West Patterson, CA Financing
                 Authority Special Tax(1)               6.600     09/01/2033     12/17/2030(A)         152,802
      25,000     West Patterson, CA Financing
                 Authority Special Tax(1)               6.700     09/01/2032     04/27/2028(A)          23,505
       5,000     West Patterson, CA Financing
                 Authority Special Tax(1)               6.750     09/01/2035     09/01/2017(A)           4,686
     100,000     West Patterson, CA Financing
                 Authority Special Tax(1)               6.750     09/01/2036     12/04/2027(A)          93,614
      10,000     West Patterson, CA Financing
                 Authority Special Tax Community
                 Facilities District(1)                 5.600     09/01/2019     09/01/2019              9,690
      60,000     West Sacramento, CA Financing
                 Authority Special Tax(1)               6.100     09/01/2029     02/15/2026(A)          59,352
       5,000     West Sacramento, CA Improvement
                 Bond Act 1915(1)                       8.500     09/02/2017     03/02/2012(B)           5,175
     250,000     West Sacramento, CA Special Tax
                 Community Facilities District
                 No. 12(1)                              5.750     09/01/2029     08/17/2025(A)         234,353
      50,000     West Sacramento, CA Special Tax
                 Community Facilities District
                 No. 14(1)                              6.125     09/01/2021     03/01/2012(B)          50,030
      10,000     West Sacramento, CA Special Tax
                 Community Facilities District
                 No. 17(1)                              5.875     09/01/2033     08/17/2029(A)           9,579
      50,000     West Sacramento, CA Special Tax
                 Community Facilities District
                 No. 8 (Southport)(1)                   6.500     09/01/2031     03/01/2012(B)          50,022
      25,000     Western CA Municipal Water
                 Districts(1)                           7.125     09/02/2014     03/02/2012(B)          26,017
      55,000     Yolo County, CA Hsg. Authority
                 (Russell Park Apartments)(1)           7.000     11/01/2014     11/24/2011(B)          55,221
      10,000     Yorba Linda, CA Redevel. Agency
                 Tax Allocation(1)                      5.250     09/01/2013     03/01/2012(B)          10,074
      70,000     Yorba Linda, CA Redevel. Agency
                 Tax Allocation(1)                      5.250     09/01/2023     03/26/2022(A)          67,719
      30,000     Yuba City, CA Unified School
                 District COP(1)                        5.250     02/01/2022     11/30/2011(B)          30,088
      30,000     Yucaipa, CA Special Tax
                 Community Facilities District
                 No. 98-1(1)                            6.000     09/01/2028     01/16/2022(A)          29,529
                                                                                                 -------------
                                                                                                   296,634,275
U.S. POSSESSIONS--5.0%
      50,000     Puerto Rico Children's Trust
                 Fund (TASC)(1)                         5.375     05/15/2033     11/23/2016(A)          47,053
     560,000     Puerto Rico Commonwealth GO(1)         5.625     07/01/2031     07/01/2014(B)         566,854
   2,000,000     Puerto Rico Commonwealth GO(1)         6.000     07/01/2029     07/01/2016(B)       2,099,980
     110,000     Puerto Rico IMEPCF (American
                 Home Products)                         5.100     12/01/2018     11/30/2011(B)         110,416
   4,400,000     Puerto Rico ITEMECF
                 (Cogeneration Facilities)              6.625     06/01/2026     11/30/2011(B)       4,399,496

             33 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL                                                                       EFFECTIVE
  AMOUNT                                               COUPON      MATURITY      MATURITY*          VALUE
------------                                           ------     ----------     ----------      -------------
U.S. POSSESSIONS CONTINUED
$    520,000     Puerto Rico ITEMECF (University
                 Plaza)(1)                              5.625%    07/01/2013     01/01/2012(B)   $     522,891
     500,000     Puerto Rico ITEMECF (University
                 Plaza)(1)                              5.625     07/01/2019     01/01/2012(B)         502,780
     135,000     Puerto Rico Municipal Finance
                 Agency, Series A                       5.500     07/01/2017     11/30/2011(B)         135,370
      25,000     Puerto Rico Municipal Finance
                 Agency, Series A(1)                    5.750     08/01/2012     11/30/2011(B)          25,098
     925,000     Puerto Rico Public Buildings
                 Authority(1)                           7.000     07/01/2021     07/01/2014(B)       1,023,984
   2,600,000     Puerto Rico Public Buildings
                 Authority(1)                           7.000     07/01/2025     06/01/2014(B)       2,829,190
   2,500,000     Puerto Rico Sales Tax Financing
                 Corp., Series A(1)                     6.125     08/01/2029     02/01/2014(B)       2,647,325
      35,000     University of Puerto Rico(1)           5.500     06/01/2012     11/30/2011(B)          35,097
     250,000     V.I. Public Finance Authority,
                 Series A(1)                            5.250     10/01/2024     10/01/2014(B)         253,698
                                                                                                 -------------
                                                                                                    15,199,232
                                                                                                 -------------
TOTAL INVESTMENTS, AT VALUE (COST $315,628,519)-101.7%                                             311,833,507
LIABILITIES IN EXCESS OF OTHER ASSETS-(1.7)                                                         (5,169,545)
                                                                                                 -------------
NET ASSETS-100.0%                                                                                $ 306,663,962
                                                                                                 =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

            A. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

            B. Optional call date; corresponds to the most conservative yield calculation.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2.    Zero coupon bond reflects effective yield on the date of purchase.

3. When-issued security or delayed delivery to be delivered and settled after October 31, 2011. See accompanying Notes.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

             34 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of October 31, 2011 based on valuation input level:


                                                                  LEVEL 3-
                              LEVEL 1-           LEVEL 2-       SIGNIFICANT
                             UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                            -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  California                   $   --         $  296,634,275       $  --       $ 296,634,275
  U.S. Possessions                 --             15,199,232          --          15,199,232
                               ------         --------------       -----       -------------
Total Assets                   $   --         $  311,833,507       $  --       $ 311,833,507
                               ------         --------------       -----       -------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG                  Association of Bay Area Governments
BMH                   Bakersfield Memorial Hospital
CDA                   Communities Devel. Authority
CHC                   Children's Health Care
CHCW                  Catholic Healthcare West
CHCWSC                Catholic Healthcare West Southern California
CHWCC                 CHW Central Coast
COP                   Certificates of Participation
CVHP                  Citrus Valley Health Partners
CVMC                  Citrus Valley Medical Center
FF                    Feedback Foundation
FH                    Foothill Hospital
GCCCD                 Grossmont-Cuyamaca Community College District
GO                    General Obligation
HFA                   Housing Finance Agency
IMEPCF                Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF               Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R                 Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC                  Olive Crest Treatment Centers
OW                    O'Connor Woods
OWHC                  O'Connor Woods Housing Corporation

             35 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

PCCD                  Palomar Community College District
ROLs                  Residual Option Longs
SCADP                 Southern California Alcohol & Drug Programs
SJRHC                 St. Joseph's Regional Housing Corporation
STTJCCD               Shasta-Tehama-Trinity Joint Community College District
TASC                  Tobacco Settlement Asset-Backed Bonds
V.I.                  United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield

             36 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                              WHEN-ISSUED OR DELAYED
                           DELIVERY BASIS TRANSACTIONS
                           ---------------------------
Purchased securities             $ 2,061,200

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $6,665,000 as of October 31, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2011, municipal bond holdings with a value of $10,756,678 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $6,665,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage

             37 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 31, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                             MATURITY
PRINCIPAL AMOUNT  INVERSE FLOATER(1)                         COUPON RATE(2)    DATE       VALUE
----------------  -----------------------------------------  --------------  --------  -----------
 $3,335,000       Los Angeles, CA Dept. of Airports ROLs(3)     12.517%       5/15/25  $ 4,091,678

----------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $6,665,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2011 is as follows:

Cost                               $ 90,000
Market Value                       $ 30,619
Market Value as a % of Net Assets      0.01%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities  $ 308,981,162 (1)
                                =============
Gross unrealized appreciation   $   3,573,164
Gross unrealized depreciation      (7,369,471)
                                -------------
Net unrealized depreciation     $  (3,796,307)
                                =============

----------
1. The Federal tax cost of securities does not include cost of $6,648,652, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

             38 | Oppenheimer Limited Term California Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By:  -s- William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: -s- William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/12/2011

By: -s- Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/12/2011